UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 97.5%
Asset Management & Custodian — 4.8%
Franklin Resources, Inc.	629,500	$32,305,940
State Street Corp.	301,420	22,163,413
		54,469,353
Automobiles — 3.5%
General Motors Co.	1,049,650	39,361,875
		39,361,875
Banks: Diversified — 8.6%
Citizens Financial Group, Inc.	1,292,230	31,181,510
The PNC Financial Services Group, Inc.	328,600	30,638,664
Wells Fargo & Co.	643,500	35,006,400
		96,826,574
Chemicals: Specialty — 2.1%
Praxair, Inc.	191,355	23,104,203
		23,104,203
Computer Services, Software & Systems — 9.4%
Google, Inc., Class A(1)	80,174	44,472,518
Microsoft Corp.	1,133,100	46,066,180
Oracle Corp.	358,600	15,473,590
		106,012,288
Diversified Financial Services — 7.1%
Citigroup, Inc.	644,800	33,220,096
JPMorgan Chase & Co.	767,000	46,464,860
		79,684,956
Diversified Media — 4.2%
Twenty-First Century Fox, Inc., Class A	1,407,175	47,618,800
		47,618,800
Diversified Retail — 8.7%
Dollar General Corp.(1)	493,960	37,234,705
Liberty Interactive Corp., Class A(1)	2,085,154	60,865,645
		98,100,350
Drug & Grocery Store Chains — 2.7%
CVS Health Corp.	291,345	30,069,717
		30,069,717
Foods — 2.0%
Mondelez International, Inc., Class A	627,800	22,657,302
		22,657,302
Gas Pipeline — 3.5%
Kinder Morgan, Inc.	925,237	38,915,468
		38,915,468
Health Care Management Services — 2.7%
UnitedHealth Group, Inc.	252,635	29,884,194
		29,884,194
Home Building — 2.1%
D.R. Horton, Inc.	827,100	23,555,808
		23,555,808
Insurance: Life — 1.8%
Prudential Financial, Inc.	252,740	20,297,549
		20,297,549
Insurance: Property - Casualty — 4.2%
FNF Group	704,200	25,886,392

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
The Progressive Corp.	782,300	$21,278,560
		47,164,952
Machinery: Engines — 2.1%
Cummins, Inc.	174,665	24,215,556
		24,215,556
Oil: Crude Producers — 1.0%
Concho Resources, Inc.(1)	99,277	11,508,190
		11,508,190
Oil: Integrated — 6.9%
Chevron Corp.	512,660	53,819,047
Marathon Oil Corp.	903,343	23,586,286
		77,405,333
Pharmaceuticals — 10.3%
Actavis PLC(1)	132,506	39,436,436
Merck & Co., Inc.	548,891	31,550,255
Pfizer, Inc.	1,293,650	45,006,083
		115,992,774
Radio & TV Broadcasters — 2.0%
Sirius XM Holdings, Inc.(1)	5,916,500	22,601,030
		22,601,030
Restaurants — 2.1%
McDonald’s Corp.	238,600	23,249,184
		23,249,184
Semiconductors & Components — 3.2%
Broadcom Corp., Class A	828,900	35,887,225
		35,887,225
Utilities: Electrical — 2.5%
NRG Energy, Inc.	1,116,000	28,112,040
		28,112,040
Total Common Stocks (Cost $925,568,025)		1,096,694,721

	Principal Amount	Value
Repurchase Agreements — 2.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $27,941,000, due 4/1/2015(2)	$27,941,000	27,941,000
Total Repurchase Agreements (Cost $27,941,000)		27,941,000
Total Investments — 100.0% (Cost $953,509,025)		1,124,635,721
Other Liabilities, Net — 0.0%		(232,376)
Total Net Assets — 100.0%		$1,124,403,345

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$28,501,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,096,694,721	$—	$—	$1,096,694,721
Repurchase Agreements	—	27,941,000	—	27,941,000

Total	$1,096,694,721	$27,941,000	$—	$1,124,635,721

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 97.6%
Advertising Agencies — 1.3%
Constant Contact, Inc.(1)	42,110	$1,609,023
		1,609,023
Aerospace — 2.7%
HEICO Corp., Class A	35,506	1,758,967
Teledyne Technologies, Inc.(1)	15,690	1,674,594
		3,433,561
Air Transport — 1.2%
Allegiant Travel Co.	7,745	1,489,286
		1,489,286
Asset Management & Custodian — 0.9%
WisdomTree Investments, Inc.	53,390	1,145,749
		1,145,749
Auto Parts — 1.0%
Tenneco, Inc.(1)	21,360	1,226,491
		1,226,491
Back Office Support, HR and Consulting — 6.2%
Huron Consulting Group, Inc.(1)	16,180	1,070,307
Ritchie Bros. Auctioneers, Inc.	59,580	1,485,925
Robert Half International, Inc.	33,320	2,016,526
TriNet Group, Inc.(1)	47,170	1,661,799
TrueBlue, Inc.(1)	64,890	1,580,072
		7,814,629
Banks: Diversified — 1.4%
Western Alliance Bancorp(1)	60,190	1,784,032
		1,784,032
Beverage: Brewers & Distillers — 1.4%
The Boston Beer Co., Inc., Class A(1)	6,313	1,688,096
		1,688,096
Biotechnology — 14.7%
Amicus Therapeutics, Inc.(1)	140,587	1,529,587
Avalanche Biotechnologies, Inc.(1)	18,042	731,062
Bluebird Bio, Inc.(1)	12,785	1,544,044
Chimerix, Inc.(1)	23,199	874,370
Immune Design Corp.(1)	28,560	602,902
Juno Therapeutics, Inc.(1)	14,710	892,309
Kite Pharma, Inc.(1)	11,560	666,781
KYTHERA Biopharmaceuticals, Inc.(1)	21,770	1,091,765
Ligand Pharmaceuticals, Inc.(1)	19,467	1,501,100
Loxo Oncology, Inc.(1)	42,210	525,515
Neurocrine Biosciences, Inc.(1)	32,696	1,298,358
Receptos, Inc.(1)	9,695	1,598,609
Sage Therapeutics, Inc.(1)	18,550	931,766
Spark Therapeutics, Inc.(1)	12,580	974,950
Tekmira Pharmaceuticals Corp.(1)	30,610	534,451
Ultragenyx Pharmaceutical, Inc.(1)	17,234	1,070,059
Vital Therapies, Inc.(1)	57,410	1,435,824
Zafgen, Inc.(1)	16,730	662,675
		18,466,127
Building Materials — 2.1%
Headwaters, Inc.(1)	69,220	1,269,495
Simpson Manufacturing Co., Inc.	35,730	1,335,230
		2,604,725

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.8%
H&E Equipment Services, Inc.	40,900	$1,022,091
		1,022,091
Communications Technology — 1.3%
RingCentral, Inc., Class A(1)	102,950	1,578,224
		1,578,224
Computer Services, Software & Systems — 10.0%
Barracuda Networks, Inc.(1)	51,991	2,000,094
comScore, Inc.(1)	40,820	2,089,984
LogMeIn, Inc.(1)	59,420	3,326,926
Proofpoint, Inc.(1)	56,180	3,326,979
The Ultimate Software Group, Inc.(1)	10,126	1,720,964
		12,464,947
Consumer Lending — 1.4%
PRA Group, Inc.(1)	31,934	1,734,655
		1,734,655
Diversified Materials & Processing — 1.6%
Hexcel Corp.	39,148	2,012,990
		2,012,990
Education Services — 0.8%
Capella Education Co.	15,900	1,031,592
		1,031,592
Electronic Entertainment — 1.3%
Take-Two Interactive Software, Inc.(1)	61,450	1,564,210
		1,564,210
Entertainment — 1.3%
IMAX Corp.(1)	49,810	1,679,095
		1,679,095
Financial Data & Systems — 4.6%
Blackhawk Network Holdings, Inc., Class B(1)	36,850	1,310,018
Euronet Worldwide, Inc.(1)	51,958	3,052,532
Heartland Payment Systems, Inc.	30,290	1,419,086
		5,781,636
Foods — 2.4%
Freshpet, Inc.(1)	68,630	1,333,481
Pinnacle Foods, Inc.	41,210	1,681,780
		3,015,261
Health Care Services — 2.5%
Acadia Healthcare Co., Inc.(1)	24,300	1,739,880
ExamWorks Group, Inc.(1)	33,110	1,378,038
		3,117,918
Hotel/Motel — 1.6%
La Quinta Holdings, Inc.(1)	82,190	1,946,259
		1,946,259
Household Furnishings — 1.4%
Restoration Hardware Holdings, Inc.(1)	18,050	1,790,380
		1,790,380
Leisure Time — 1.1%
Marriott Vacations Worldwide Corp.	17,220	1,395,681
		1,395,681

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies — 4.8%
AtriCure, Inc.(1)	60,731	$1,244,378
Entellus Medical, Inc.(1)	30,800	674,520
STERIS Corp.	24,600	1,728,642
West Pharmaceutical Services, Inc.	39,862	2,400,091
		6,047,631
Medical Equipment — 5.1%
DexCom, Inc.(1)	18,909	1,178,787
Fluidigm Corp.(1)	49,440	2,081,424
NxStage Medical, Inc.(1)	130,510	2,257,823
Zeltiq Aesthetics, Inc.(1)	25,940	799,730
		6,317,764
Office Supplies & Equipment — 1.3%
Steelcase, Inc., Class A	86,010	1,629,029
		1,629,029
Oil Well Equipment & Services — 1.1%
Newpark Resources, Inc.(1)	82,820	754,490
RigNet, Inc.(1)	22,983	657,084
		1,411,574
Oil: Crude Producers — 1.4%
Carrizo Oil & Gas, Inc.(1)	18,410	914,056
Diamondback Energy, Inc.(1)	10,940	840,630
		1,754,686
Oil: Refining And Marketing — 0.5%
Western Refining, Inc.	12,820	633,180
		633,180
Pharmaceuticals — 2.1%
Ascendis Pharma A/S, ADR(1)	34,450	597,708
Ocular Therapeutix, Inc.(1)	21,800	915,273
Pacira Pharmaceuticals, Inc.(1)	12,820	1,139,057
		2,652,038
Restaurants — 3.3%
Papa John’s International, Inc.	22,230	1,374,036
Popeyes Louisiana Kitchen, Inc.(1)	18,500	1,106,670
Red Robin Gourmet Burgers, Inc.(1)	19,540	1,699,980
		4,180,686
Scientific Instruments: Electrical — 0.7%
Littelfuse, Inc.	8,850	879,602
		879,602
Securities Brokerage & Services — 0.5%
MarketAxess Holdings, Inc.	7,234	599,699
		599,699
Semiconductors & Components — 3.5%
M/A-COM Technology Solutions Holdings, Inc.(1)	36,689	1,367,032
Monolithic Power Systems, Inc.	22,970	1,209,371
Tower Semiconductor Ltd.(1)	104,797	1,779,453
		4,355,856
Specialty Retail — 3.4%
Boot Barn Holdings, Inc.(1)	43,430	1,038,846
Burlington Stores, Inc.(1)	26,220	1,557,992
Lithia Motors, Inc., Class A	16,610	1,651,200
		4,248,038

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Steel — 1.2%
Steel Dynamics, Inc.	77,030	$1,548,303
		1,548,303
Textiles, Apparel & Shoes — 1.8%
Carter’s, Inc.	13,660	1,263,140
G-III Apparel Group Ltd.(1)	9,040	1,018,356
		2,281,496
Truckers — 1.0%
Knight Transportation, Inc.	39,820	1,284,195
		1,284,195
Utilities: Telecommunications — 0.9%
Cogent Communications Holdings, Inc.	32,290	1,140,806
		1,140,806
Total Common Stocks (Cost $92,800,499)		122,361,241

	Principal Amount	Value
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $1,962,000, due 4/1/2015(2)	$1,962,000	1,962,000
Total Repurchase Agreements (Cost $1,962,000)		1,962,000
Total Investments — 99.2% (Cost $94,762,499)		124,323,241
Other Assets, Net — 0.8%		969,786
Total Net Assets — 100.0%		$125,293,027

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	8/15/2024	$2,002,000

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$122,361,241	$—	$—	$122,361,241
Repurchase Agreements	—	1,962,000	—	1,962,000

Total	$122,361,241	$1,962,000	$—	$124,323,241

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 95.4%
Australia — 6.4%
Australia & New Zealand Banking Group Ltd.	84,734	$2,357,315
BHP Billiton Ltd.	139,095	3,233,126
Commonwealth Bank of Australia	23,171	1,643,533
CSL Ltd.	33,787	2,363,817
Macquarie Group Ltd.	45,787	2,661,433
Woodside Petroleum Ltd.	39,563	1,036,508
		13,295,732
Belgium — 1.8%
KBC Groep N.V.(1)	31,110	1,922,671
Melexis N.V.	31,159	1,859,301
		3,781,972
Denmark — 2.6%
Coloplast A/S, Class B	20,549	1,552,376
Pandora A/S	19,902	1,811,979
Royal Unibrew A/S(1)	12,831	2,150,543
		5,514,898
France — 8.8%
Cap Gemini S.A.	30,747	2,522,532
Cie Generale des Etablissements Michelin	28,026	2,787,043
Natixis S.A.	272,386	2,040,331
Orange S.A.	85,130	1,367,151
Pernod Ricard S.A.	22,347	2,642,348
Rexel S.A.	120,422	2,270,650
TOTAL S.A.	66,346	3,297,861
Unibail-Rodamco SE	5,106	1,378,804
		18,306,720
Germany — 8.7%
Allianz SE (Reg S)	13,310	2,310,838
Bayer AG (Reg S)	23,556	3,524,351
Daimler AG (Reg S)	35,759	3,434,106
Deutsche Bank AG (Reg S)	21,170	733,704
Drillisch AG	33,204	1,295,213
HeidelbergCement AG	28,922	2,287,219
HUGO BOSS AG	25,943	3,151,858
SAP SE	18,560	1,341,468
		18,078,757
Hong Kong — 5.2%
BOC Hong Kong Holdings Ltd.	461,500	1,639,969
CK Hutchison Holdings Ltd.	140,000	2,862,073
Hengan International Group Co. Ltd.	249,500	3,003,185
Power Assets Holdings Ltd.	161,000	1,636,209
SmarTone Telecommunications Holdings Ltd.	882,257	1,687,100
		10,828,536
Italy — 2.9%
Enel S.p.A.	663,965	2,999,411
Intesa Sanpaolo S.p.A.	467,002	1,585,005
Societa Cattolica di Assicurazioni SCRL	160,601	1,397,207
		5,981,623
Japan — 20.0%
Alps Electric Co. Ltd.	97,000	2,335,694
Asahi Kasei Corp.	230,000	2,196,412
Astellas Pharma, Inc.	183,000	2,998,434
Brother Industries Ltd.	126,200	2,005,048
Central Japan Railway Co.	17,800	3,216,807
Chubu Electric Power Co., Inc.	91,900	1,095,808
Daito Trust Construction Co. Ltd.	10,100	1,127,823
Dowa Holdings Co. Ltd.	134,801	1,151,304

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Fujitsu Ltd.	313,000	$2,134,546
Hoya Corp.	68,200	2,730,340
Matsumotokiyoshi Holdings Co. Ltd.	27,900	992,785
Mitsubishi Electric Corp.	229,000	2,718,569
Mitsubishi UFJ Financial Group, Inc.	333,500	2,065,503
Nippon Telegraph & Telephone Corp.	29,600	1,827,238
Obic Co. Ltd.	47,100	1,997,291
Rohto Pharmaceutical Co. Ltd.	94,820	1,347,735
Sumitomo Mitsui Financial Group, Inc.	64,395	2,466,623
Toyota Motor Corp.	78,600	5,486,573
Zenkoku Hosho Co. Ltd.	51,200	1,917,958
		41,812,491
Netherlands — 2.2%
ING Groep N.V., CVA(1)	61,680	903,487
PostNL N.V.(1)	189,957	806,999
Wolters Kluwer N.V.	85,685	2,798,015
		4,508,501
New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	335,416	1,648,788
		1,648,788
People’s Republic of China — 0.6%
Zhuzhou CSR Times Electric Co. Ltd., H shares	207,000	1,353,605
		1,353,605
Singapore — 0.4%
DBS Group Holdings Ltd.	60,800	901,533
		901,533
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	204,707	2,067,442
Ferrovial S.A.	108,182	2,300,173
		4,367,615
Sweden — 3.3%
Intrum Justitia AB	106,405	2,985,140
Skandinaviska Enskilda Banken AB, Class A	167,270	1,952,331
Swedbank AB, Class A	78,169	1,866,185
		6,803,656
Switzerland — 9.7%
Actelion Ltd. (Reg S)(1)	14,900	1,718,470
Bossard Holding AG, Class A (Reg S)(1)	13,177	1,562,679
Nestle S.A. (Reg S)	13,061	983,524
Novartis AG (Reg S)	58,858	5,809,313
Roche Holding AG	19,715	5,417,525
U-Blox AG(1)	10,244	1,778,553
Zurich Insurance Group AG(1)	8,737	2,953,125
		20,223,189
United Kingdom — 19.9%
Barclays PLC	822,813	2,969,964
BP PLC	360,378	2,336,028
British American Tobacco PLC	86,409	4,474,605
BT Group PLC	310,709	2,018,938
Croda International PLC	49,356	2,001,785
Diageo PLC	101,583	2,807,178
Experian PLC	165,520	2,739,854
GlaxoSmithKline PLC	132,214	3,043,558
HSBC Holdings PLC	222,652	1,897,310
National Grid PLC	141,103	1,814,027
Next PLC	24,565	2,554,722
Prudential PLC	41,186	1,022,049
Reed Elsevier PLC	207,890	3,575,275
Rio Tinto PLC	25,341	1,044,983

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Royal Dutch Shell PLC, Class A	131,243	$3,902,783
Smith & Nephew PLC	123,201	2,100,768
The British Land Co. PLC	99,335	1,224,293
		41,528,120
Total Common Stocks (Cost $189,791,783)		198,935,736

	Shares	Value
Exchange-Traded Funds — 2.5%
iShares MSCI EAFE ETF	31,830	2,042,531
Vanguard FTSE Developed Markets ETF	80,083	3,189,706
Total Exchange-Traded Funds (Cost $5,114,992)		5,232,237

	Rights	Value
Rights — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.(1)	204,707	29,495
		29,495
Total Rights (Cost $29,003)		29,495

	Principal Amount	Value
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $2,373,000, due 4/1/2015(2)	$2,373,000	2,373,000
Total Repurchase Agreements (Cost $2,373,000)		2,373,000
Total Investments — 99.1% (Cost $197,308,778)		206,570,468
Other Assets, Net — 0.9%		1,971,640
Total Net Assets — 100.0%		$208,542,108

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	11/15/2023	$2,424,600

Legend:

CVA — Certificaten Van Aandelen (Certificate of Shares).

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$13,295,732	*	$—	$13,295,732
Belgium	—	3,781,972	*	—	3,781,972
Denmark	—	5,514,898	*	—	5,514,898
France	—	18,306,720	*	—	18,306,720
Germany	—	18,078,757	*	—	18,078,757
Hong Kong	—	10,828,536	*	—	10,828,536
Italy	—	5,981,623	*	—	5,981,623
Japan	—	41,812,491	*	—	41,812,491
Netherlands	—	4,508,501	*	—	4,508,501
New Zealand	—	1,648,788	*	—	1,648,788
People’s Republic of China	—	1,353,605	*	—	1,353,605
Singapore	—	901,533	*	—	901,533
Spain	—	4,367,615	*	—	4,367,615
Sweden	—	6,803,656	*	—	6,803,656
Switzerland	—	20,223,189	*	—	20,223,189
United Kingdom	—	41,528,120	*	—	41,528,120
Exchange-Traded Funds	5,232,237	—		—	5,232,237
Rights	29,495	—		—	29,495
Repurchase Agreements	—	2,373,000		—	2,373,000

Total	$5,261,732	$201,308,736		$—	$206,570,468

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 94.3%
Argentina — 0.5%
YPF S.A., ADR	12,128	$332,914
		332,914
Brazil — 3.3%
BB Seguridade Participacoes S.A.	36,100	371,005
Cia Paranaense de Energia, ADR	39,810	417,209
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	60,600	251,586
Fibria Celulose S.A.(1)	30,700	434,786
Lojas Renner S.A.	11,400	324,260
Sao Martinho S.A.	20,300	246,153
		2,044,999
Chile — 0.7%
Enersis S.A., ADR	26,393	429,150
		429,150
Hong Kong — 1.0%
Luye Pharma Group Ltd.(1)	325,000	393,517
Xinyi Solar Holdings Ltd.	694,000	216,008
		609,525
India — 7.8%
Bharat Petroleum Corp. Ltd.	36,184	468,120
Cadila Healthcare Ltd.	9,331	258,991
Dewan Housing Finance Corp. Ltd.	43,384	323,332
Exide Industries Ltd.	142,424	404,954
HCL Technologies Ltd.	39,184	613,619
Idea Cellular Ltd.	228,283	667,947
IRB Infrastructure Developers Ltd.	66,069	258,230
Lupin Ltd.	8,153	260,824
Raymond Ltd.	23,831	168,306
Tata Motors Ltd., ADR	17,757	800,130
Yes Bank Ltd.	44,572	579,064
		4,803,517
Indonesia — 1.6%
PT Bank Negara Indonesia (Persero) Tbk	1,227,400	677,627
PT Pakuwon Jati Tbk	8,209,200	323,194
		1,000,821
Malaysia — 0.9%
Tenaga Nasional Bhd	137,619	532,830
		532,830
Mexico — 6.2%
America Movil S.A.B. de C.V., ADR, Series L	40,504	828,712
Banregio Grupo Financiero S.A.B. de C.V.(1)	58,500	298,032
Gruma S.A.B. de C.V., Class B	27,497	349,880
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	4,896	320,884
Grupo Financiero Inbursa S.A.B. de C.V., Class O	187,200	471,758
Grupo Financiero Interacciones S.A. de C.V., Class O	21,900	144,952
Grupo Mexico S.A.B. de C.V., Series B	150,554	443,958
Grupo Televisa S.A.B., ADR(1)	18,780	619,928
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	29,000	309,516
		3,787,620
People’s Republic of China — 23.0%
Baidu, Inc., ADR(1)	1,439	299,888
Bank of China Ltd., H shares	2,686,000	1,549,245
China Communications Construction Co. Ltd., H shares	480,000	675,106
China Construction Bank Corp., H shares	1,981,638	1,642,179
China Galaxy Securities Co. Ltd., H shares	217,500	247,941
China Mobile Ltd.	144,258	1,876,311
China Shenhua Energy Co. Ltd., H shares	102,000	259,908

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
China Southern Airlines Co. Ltd., H shares	772,000	$557,689
Chongqing Changan Automobile Co. Ltd., Class B(2)(3)	255,500	699,569
Hengan International Group Co. Ltd.	39,500	475,454
Jiangxi Copper Co. Ltd., H shares	158,000	292,843
Lenovo Group Ltd.	322,000	468,392
New China Life Insurance Co. Ltd., H shares	135,700	753,793
PAX Global Technology Ltd.(1)	228,000	238,457
PetroChina Co. Ltd., H shares	704,000	780,880
Ping An Insurance (Group) Co. of China Ltd., H shares	85,500	1,028,463
Poly Property Group Co. Ltd.	617,000	299,908
Shenzhen International Holdings Ltd.	406,000	614,345
Tencent Holdings Ltd.	59,730	1,135,038
Vipshop Holdings Ltd., ADR(1)	9,076	267,197
		14,162,606
Peru — 0.5%
Credicorp Ltd.	2,124	298,698
		298,698
Philippines — 2.0%
BDO Unibank, Inc.	145,870	404,234
Puregold Price Club, Inc.	395,100	367,092
Vista Land & Lifescapes, Inc.	2,416,500	464,393
		1,235,719
Poland — 0.6%
Tauron Polska Energia S.A.	330,621	384,290
		384,290
Qatar — 0.8%
Al Meera Consumer Goods Co.	8,566	510,820
		510,820
Russia — 3.9%
Lukoil OAO, ADR	16,901	781,135
MMC Norilsk Nickel OJSC, ADR	22,721	405,014
Sberbank of Russia, ADR	134,143	587,944
X5 Retail Group N.V., GDR (Reg S)(1)	40,324	618,973
		2,393,066
South Africa — 7.7%
Astral Foods Ltd.	20,841	308,814
Capitec Bank Holdings Ltd.	16,471	712,809
Gold Fields Ltd.	74,078	307,204
Mondi Ltd.	21,552	412,215
Naspers Ltd., N shares	8,968	1,375,609
Sasol Ltd.	8,672	292,798
Standard Bank Group Ltd.	32,935	455,126
Steinhoff International Holdings Ltd.	89,209	558,340
Telkom S.A. SOC Ltd.(1)	46,436	302,880
		4,725,795
South Korea — 16.0%
BS Financial Group, Inc.	40,363	551,975
CJ CheilJedang Corp.	1,261	429,242
CJ Corp.	1,725	273,338
Daewoo Securities Co. Ltd.	28,780	334,629
Eo Technics Co. Ltd.	2,520	290,111
GS Retail Co. Ltd.	10,519	316,402
Hana Tour Service, Inc.	4,741	478,155
Hyundai Development Co.	5,517	282,807
KB Financial Group, Inc.	25,372	895,601
Korea Electric Power Corp.	15,471	637,555
LG Chem Ltd.	1,189	241,357
POSCO, ADR	9,427	515,280
Samkee Automotive Co. Ltd.	61,974	249,779
Samsung Electro-Mechanics Co. Ltd.	2,985	206,626

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Samsung Electronics Co. Ltd.	1,978	$2,564,978
Silicon Works Co. Ltd.	6,932	243,395
SK Hynix, Inc.	10,675	436,038
SK Telecom Co. Ltd.	1,818	447,349
Soulbrain Co. Ltd.	3,883	162,488
Wonik IPS Co. Ltd.(1)	31,138	310,686
		9,867,791
Taiwan — 12.1%
AcBel Polytech, Inc.	266,000	282,400
CTBC Financial Holding Co. Ltd.	1,042,676	692,094
Delta Electronics, Inc.	65,000	409,593
Fubon Financial Holding Co. Ltd.	296,000	530,592
Hota Industrial Manufacturing Co. Ltd.	235,000	465,612
Largan Precision Co. Ltd.	6,000	515,807
Pou Chen Corp.	209,000	292,035
Primax Electronics Ltd.	341,000	466,408
Taishin Financial Holding Co. Ltd.	1,015,000	430,754
Taiwan Cement Corp.	269,000	378,594
Taiwan Mobile Co. Ltd.	143,000	499,949
Taiwan Paiho Ltd.	143,000	344,641
Taiwan Semiconductor Manufacturing Co. Ltd.	455,259	2,115,844
		7,424,323
Thailand — 3.1%
AP Thailand PCL (Reg F)	861,700	190,658
Bangkok Dusit Medical Services PCL (Reg F)	471,900	285,354
GFPT PCL (Reg F)	688,000	240,872
Kasikornbank PCL (Reg F)	39,000	275,626
Thai Oil PCL (Reg F)	148,500	237,015
Thai Union Frozen Products PCL (Reg F)	595,500	367,462
The Siam Cement PCL (Reg F)	20,500	321,303
		1,918,290
Turkey — 1.4%
Celebi Hava Servisi A.S.(1)	31,547	356,315
Turkiye Garanti Bankasi A.S.	158,212	515,943
		872,258
United Arab Emirates — 1.2%
Air Arabia PJSC	947,803	365,376
First Gulf Bank PJSC	97,446	387,014
		752,390
Total Common Stocks (Cost $52,255,753)		58,087,422

	Shares	Value
Preferred Stocks — 2.8%
Brazil — 2.8%
Banco Bradesco S.A.	88,280	820,688
Itau Unibanco Holding S.A.	79,634	881,038
		1,701,726
Total Preferred Stocks (Cost $2,121,507)		1,701,726

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $602,000, due 4/1/2015(4)	$602,000	$602,000
Total Repurchase Agreements (Cost $602,000)		602,000
Total Investments — 98.1% (Cost $54,979,260)		60,391,148
Other Assets, Net — 1.9%		1,188,784
Total Net Assets — 100.0%		$61,579,932

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Chongqing Changan Automobile Co. Ltd., Class B	255,500	$557,368	$699,569	8/6/2014-12/15/2014	1.14%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	11/15/2023	$615,600

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$332,914	$—		$—	$332,914
Brazil	2,044,999	—		—	2,044,999
Chile	429,150	—		—	429,150
Hong Kong	—	609,525	*	—	609,525
India	1,059,121	3,744,396	*	—	4,803,517
Indonesia	—	1,000,821	*	—	1,000,821
Malaysia	—	532,830	*	—	532,830
Mexico	3,787,620	—		—	3,787,620
People’s Republic of China	567,085	12,895,952	*	699,569	14,162,606
Peru	298,698	—		—	298,698
Philippines	—	1,235,719	*	—	1,235,719
Poland	—	384,290	*	—	384,290
Qatar	—	510,820	*	—	510,820
Russia	618,973	1,774,093	*	—	2,393,066
South Africa	—	4,725,795	*	—	4,725,795
South Korea	515,280	9,352,511	*	—	9,867,791
Taiwan	—	7,424,323	*	—	7,424,323
Thailand	—	1,918,290	*	—	1,918,290
Turkey	—	872,258	*	—	872,258
United Arab Emirates	—	752,390	*	—	752,390
Preferred Stocks:
Brazil	1,701,726	—		—	1,701,726
Repurchase Agreements	—	602,000		—	602,000

Total	$11,355,566	$48,336,013		$699,569	$60,391,148

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities
Balance as of 12/31/2014	$386,404
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3(1)	313,165

Balance as of 3/31/2015	699,569

(1)	Transferred $699,569 from Level 2 to Level 3 because of lack of observable market data due to halt on trading in the relevant market. Transferred $386,404 from Level 3 to Level 2 due to trading resuming in the relevant market.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 3/31/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
Chongqing Changan Automobile Co. Ltd., Class B	$699,569	Exchange Close Price Adjusted to Fair Value	Closing price from 3/6/2015(2)	$2.74 per share

(2)	Last available exchange close price. The company requested trading in their stock be halted on 3/9/2015 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 7.9%
FHLMC
4.00% due 1/1/2041(1)	$4,133,562	$4,429,226
7.00% due 9/1/2038	162,406	203,401
1534 Z 5.00% due 6/15/2023	245,289	264,530
3227 PR 5.50% due 9/15/2035(1)	3,377,973	3,578,469
FNMA
2.285% due 12/1/2036(2)	358,722	382,459
2.315% due 8/1/2046(2)	251,002	252,251
3.00% due 4/1/2043 - 7/1/2043	15,292,413	15,661,672
3.50% due 11/1/2042	28,108	29,576
3.50% due 4/1/2045(1)	14,000,000	14,704,375
4.00% due 9/1/2040 - 11/1/2040	5,901,527	6,326,903
4.50% due 12/1/2038 - 3/1/2044	8,673,237	9,483,509
5.00% due 4/1/2023 - 12/1/2039	3,961,521	4,395,630
5.50% due 1/1/2038 - 2/1/2039	2,427,042	2,731,101
6.00% due 8/1/2021	162,327	178,878
7.00% due 2/1/2032 - 6/1/2032	81,300	99,743
7.50% due 12/1/2029	93,630	108,803
8.00% due 1/1/2030 - 9/1/2030	43,406	52,475
GNMA
6.00% due 10/15/2032 - 12/15/2033	260,191	302,885
Total Agency Mortgage-Backed Securities (Cost $60,549,227)		63,185,886

	Principal Amount	Value
Asset-Backed Securities — 3.9%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 3.79% due 4/25/2033(2)	449,389	457,363
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)(3)	3,000,000	3,008,439
2014-1A A 2.46% due 7/20/2020(3)	4,000,000	4,049,292
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	8,000,000	7,997,768
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	1,440,000	1,453,925
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	6,570,500	6,831,901
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,564,580
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	2,300,000	2,299,641
Total Asset-Backed Securities (Cost $31,374,932)		31,662,909

	Principal Amount	Value
Senior Secured Loans — 6.2%
Building Materials — 0.4%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(2)	1,493,167	1,488,807
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	1,517,279	1,522,969
		3,011,776

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Environmental — 0.5%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(2)	$3,821,839	$3,866,440
Term Loan C 5.00% due 12/19/2021(2)	168,583	170,550
		4,036,990
Food And Beverage — 0.4%
H.J. Heinz Co. Term Loan B1 3.00% due 6/7/2019(2)	2,888,373	2,889,442
		2,889,442
Gaming — 1.1%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	3,929,648	3,915,737
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	4,937,500	4,951,078
		8,866,815
Healthcare — 0.5%
Connolly Corp. 1st Lien Term Loan 5.00% due 5/14/2021(2)	3,979,950	3,997,382
		3,997,382
Leisure — 0.2%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,967,531	1,918,343
		1,918,343
Pharmaceuticals — 1.3%
Amgen, Inc. Term Loan 1.275% due 9/18/2018(2)	3,570,000	3,553,650
RPI Finance Trust Term Loan B1 2.775% due 11/9/2016(2)	5,666,189	5,663,809
Term Loan B2 3.25% due 5/9/2018(2)	1,157,464	1,158,425
		10,375,884
Refining — 0.1%
Tesoro Corp. Delayed Draw Term Loan 2.426% due 5/30/2016(2)	1,272,000	1,268,820
		1,268,820
Restaurants — 0.5%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 12/12/2021(2)	3,964,682	4,002,108
		4,002,108

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Retailers — 0.5%
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(2)	$3,979,849	$3,978,058
		3,978,058
Wireless — 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	3,930,217	3,917,758
		3,917,758
Wirelines — 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	1,473,618	1,472,085
		1,472,085
Total Senior Secured Loans (Cost $49,542,120)		49,735,461

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 16.3%
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	3,800,000	3,855,438
2006-2 A4 5.727% due 5/10/2045(1)(2)	3,400,000	3,499,107
2008-1 A4 6.213% due 2/10/2051(2)	1,492,430	1,642,028
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 A4 5.178% due 9/10/2047(1)(2)	4,750,266	4,804,481
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	2,878,055	2,923,957
2005-PW10 AM 5.449% due 12/11/2040(1)(2)	3,466,000	3,546,529
2007-PW16 AM 5.708% due 6/11/2040(2)	5,350,000	5,824,015
Citigroup Commercial Mortgage Trust 2013-375P B 3.518% due 5/10/2035(1)(2)(3)	4,100,000	4,226,206
2014-388G B 1.222% due 6/15/2033(2)(3)	4,000,000	3,984,140
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	6,147,934
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.807% due 6/15/2038(2)	3,445,704	3,558,867
Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(2)	2,080,000	2,095,895
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	5,800,000	6,616,524
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	5,137,925
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,662,650	4,684,985

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.271% due 3/10/2044(1)(2)	$6,739,905	$6,879,071
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	2,100,000	2,148,764
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	6,000,000	6,013,644
JPMorgan Chase Commercial Mortgage Securities Trust 2005-CB13 AM 5.30% due 1/12/2043(2)	5,400,000	5,522,926
2005-LDP3 A4A 4.936% due 8/15/2042(1)(2)	3,294,531	3,304,539
2005-LDP5 A4 5.227% due 12/15/2044(1)(2)	3,167,931	3,202,559
2006-LDP7 AM 5.841% due 4/15/2045(1)(2)	5,240,000	5,508,084
2007-CB18 A4 5.44% due 6/12/2047(1)	6,744,490	7,122,243
2011-PLSD A2 3.364% due 11/13/2028(3)	5,000,000	5,166,300
Merrill Lynch Mortgage Trust 2005-CKI1 A6 5.282% due 11/12/2037(1)(2)	4,536,397	4,574,171
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,241,608
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(1)	2,190,000	2,244,654
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	3,986,178
SBA Tower Trust 2.24% due 4/15/2043(3)	1,500,000	1,498,782
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.191% due 1/15/2041(1)(2)	503,413	504,681
2007-C33 AM 5.964% due 2/15/2051(2)	4,350,000	4,713,669
Total Commercial Mortgage-Backed Securities (Cost $133,483,953)		131,179,904

	Principal Amount	Value
Corporate Bonds — 45.5%
Aerospace & Defense — 0.1%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	500,000	663,754
		663,754

Automotive — 1.9%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,655,984
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	5,067,272
General Motors Financial Co., Inc. 2.625% due 7/10/2017	3,500,000	3,535,052
3.25% due 5/15/2018	3,500,000	3,565,625
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	1,500,000	1,550,850
		15,374,783

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Banking — 15.6%
Ally Financial, Inc. 2.75% due 1/30/2017	$3,000,000	$2,988,930
Bank of America Corp. Sr. Nt. 1.50% due 10/9/2015	500,000	502,123
2.00% due 1/11/2018	3,000,000	3,022,647
Sub. Nt. 4.25% due 10/22/2026	3,600,000	3,716,431
Sr. Nt. 5.70% due 1/24/2022(1)	7,000,000	8,184,673
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015	2,300,000	2,372,616
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(1)	4,700,000	5,189,270
6.125% due 11/21/2017(1)	3,700,000	4,111,022
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95% due 11/9/2022(1)	2,100,000	2,173,924
Countrywide Financial Corp. Sub. Nt. 6.25% due 5/15/2016	4,000,000	4,208,032
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,485,283
Discover Bank/Greenwood DE Sub. Nt. 7.00% due 4/15/2020	2,350,000	2,789,746
Fifth Third Bank Sr. Nt. 1.15% due 11/18/2016(1)	5,000,000	5,007,255
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	5,000,000	5,710,345
HSBC U.S.A., Inc. Sr. Nt. 0.715% due 3/3/2017(2)	10,000,000	9,999,770
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,819,583
Intesa Sanpaolo S.p.A. Sr. Nt. 3.625% due 8/12/2015(3)	800,000	807,520
3.875% due 1/16/2018	1,900,000	1,993,446
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	6,700,000	6,745,064
Sr. Nt. 3.45% due 3/1/2016	1,600,000	1,636,304
Sub. Nt. 5.15% due 10/1/2015	1,600,000	1,633,152

Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,513,045
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(1)(3)	4,000,000	4,046,656
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	3,000,000	3,142,017
5.95% due 12/28/2017(1)	4,000,000	4,434,768

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	$4,000,000	$4,649,328
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	2,600,000	2,927,850
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,268,170
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	2,700,000	2,710,832
The Bear Stearns Cos. LLC Sr. Nt. 5.30% due 10/30/2015	1,000,000	1,025,718
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	3,770,000	4,042,503
Sr. Nt. 5.75% due 1/24/2022(1)	2,750,000	3,210,234
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	5,200,000	5,228,272
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020(1)	2,500,000	2,831,475
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	2,700,000	2,849,799
		124,977,803
Brokerage — 0.4%
KKR Group Finance Co. LLC 6.375% due 9/29/2020(1)(3)	2,600,000	3,057,002
		3,057,002
Building Materials — 0.5%
CRH America, Inc. 6.00% due 9/30/2016	1,350,000	1,439,804
Owens Corning 4.20% due 12/15/2022(1)	2,400,000	2,504,537
		3,944,341
Cable Satellite — 0.6%
Comcast Corp. 6.45% due 3/15/2037	2,000,000	2,708,230
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,175,352
		4,883,582
Chemicals — 1.2%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	3,200,000	3,296,867
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(1)	1,300,000	1,584,211

FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	556,007
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	3,600,000	3,969,954
		9,407,039

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Diversified Manufacturing — 0.1%
Siemens Financieringsmaatschappij N.V. 6.125% due 8/17/2026(3)	$750,000	$956,005
		956,005
Electric — 0.7%
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	1,515,000	1,540,219
Nevada Power Co. 6.65% due 4/1/2036(1)	600,000	847,614
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	2,045,395
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,337,921
		5,771,149
Energy - Integrated — 0.6%
BP Capital Markets PLC 4.50% due 10/1/2020(1)	2,600,000	2,884,024
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,700,000	2,183,808
		5,067,832
Finance Companies — 1.2%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(3)	2,900,000	2,913,601
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032(1)	1,000,000	1,383,149
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	3,800,000	3,933,000
4.875% due 4/1/2015	1,600,000	1,600,000
		9,829,750
Food And Beverage — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	4,200,000	4,095,756
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	1,200,000	1,329,924
		5,425,680
Government Related — 1.8%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	1,142,800	1,248,509
Petrobras Global Finance B.V. 5.875% due 3/1/2018	6,000,000	5,745,000
Petroleos Mexicanos 5.75% due 3/1/2018	4,000,000	4,394,000
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(3)	2,779,000	2,781,218
		14,168,727

Health Insurance — 0.3%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	1,500,000	2,109,550
		2,109,550

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Healthcare — 1.2%
Amsurg Corp. 5.625% due 11/30/2020	$2,000,000	$2,040,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	715,802
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,646,250
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	5,002,750
		9,404,802
Home Construction — 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	3,500,000	3,841,250
		3,841,250
Independent Energy — 1.4%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	4,000,000	4,267,144
Chesapeake Energy Corp. 7.25% due 12/15/2018	2,000,000	2,160,000
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	3,200,000	3,169,386
Whiting Petroleum Corp. 6.50% due 10/1/2018	1,600,000	1,600,000
		11,196,530
Insurance - Life — 0.8%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	1,000,000	1,117,138
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	500,000	592,500
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	1,100,000	1,331,956
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	800,000	831,646
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,672,227
UnumProvident Finance Co. PLC 6.85% due 11/15/2015(3)	563,000	583,012
		6,128,479
Insurance: Property - Casualty — 0.8%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	1,500,000	1,964,325
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	3,100,000	3,196,748
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	1,600,000	1,680,000
		6,841,073
Media - Entertainment — 0.8%
Time Warner Cos., Inc. 7.57% due 2/1/2024	1,450,000	1,897,068
Time Warner, Inc. 5.875% due 11/15/2016	4,000,000	4,306,904
		6,203,972

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Metals And Mining — 2.3%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019(1)	$1,500,000	$1,796,250
Anglo American Capital PLC 2.625% due 9/27/2017(3)	4,000,000	4,053,488
ArcelorMittal Sr. Nt. 4.50% due 8/5/2015	3,000,000	3,022,500
Freeport-McMoRan, Inc. Sr. Nt. 3.55% due 3/1/2022	2,300,000	2,128,947
Steel Dynamics, Inc. 5.25% due 4/15/2023	1,750,000	1,771,875
Vale Overseas Ltd. 6.25% due 1/23/2017	5,600,000	5,934,320
		18,707,380
Midstream — 1.3%
DCP Midstream Operating LP 3.25% due 10/1/2015	1,093,000	1,097,919
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	2,000,000	2,003,254
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	1,600,000	1,686,000
Kinder Morgan Energy Partners LP 5.00% due 10/1/2021	1,600,000	1,716,294
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,900,000	4,293,600
		10,797,067
Oil Field Services — 1.4%
Nabors Industries, Inc. 4.625% due 9/15/2021	3,150,000	3,031,522
Transocean, Inc. 2.50% due 10/15/2017	3,000,000	2,752,500
6.00% due 3/15/2018	3,550,000	3,345,875
Weatherford International Ltd. 5.125% due 9/15/2020	1,500,000	1,460,637
6.50% due 8/1/2036	1,200,000	1,098,256
		11,688,790
Packaging — 0.2%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,541,250
		1,541,250
Paper — 0.8%
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	2,675,000	3,051,777
Rock Tenn Co. 4.90% due 3/1/2022	3,200,000	3,526,278
		6,578,055

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Pharmaceuticals — 0.9%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	$6,150,000	$6,873,972
		6,873,972
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	1,250,000	1,423,172
		1,423,172
Real Estate Investment Trusts — 0.9%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,153,092
Equity Commonwealth Sr. Nt. 5.875% due 9/15/2020	1,200,000	1,333,154
ProLogis LP 6.875% due 3/15/2020	541,000	638,013
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(1)	3,100,000	3,394,559
		7,518,818
Technology — 1.0%
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(3)	2,830,000	2,957,350
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(1)	5,000,000	5,256,835
		8,214,185
Wireless — 1.4%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	3,600,000	4,046,724
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	3,132,000
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(1)	3,350,000	4,065,014
		11,243,738
Wirelines — 3.9%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019(1)	6,000,000	6,045,942
2.50% due 8/15/2015	6,000,000	6,040,410
6.30% due 1/15/2038(1)	2,200,000	2,633,847
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	850,000	1,299,350
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	335,000	517,135

Telecom Italia Capital S.A. 5.25% due 10/1/2015	3,550,000	3,604,812
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048(3)	1,618,000	1,610,664

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
6.55% due 9/15/2043(1)	$7,500,000	$9,766,193
		31,518,353
Total Corporate Bonds (Cost $349,211,691)		365,357,883

	Principal Amount	Value
Municipal Bonds — 1.0%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	2,030,528
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	1,000,000	1,325,920
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	2,195,024
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	2,062,230
Total Municipal Bonds (Cost $5,719,714)		7,613,702

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 5.1%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	2,309,983	2,437,812
Bear Stearns ALT-A Trust 2003-3 2A 2.597% due 10/25/2033(2)	2,786,096	2,802,300
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	977,026	882,510
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	275,392	284,590
2003-11 A31 5.50% due 5/25/2033(1)	1,355,690	1,395,834
2004-5 2A9 5.25% due 5/25/2034	810,212	838,074
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.414% due 6/25/2037(2)	4,577,995	3,801,316
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	1,000,395	1,035,938
Impac CMB Trust 2004-7 1A1 0.914% due 11/25/2034(2)	2,717,390	2,577,825
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	902,838	908,329
2005-A3 11A2 2.563% due 6/25/2035(1)(2)	3,585,869	3,644,494

Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.667% due 11/21/2034(2)	2,552,408	2,582,886
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	408,110	426,810
2003-5 2A1 5.00% due 6/25/2018	299,742	309,355

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.464% due 2/25/2035(2)	$3,506,783	$3,507,748
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	1,751,573	1,749,916
2004-2 A3 5.25% due 11/25/2019	219,131	225,754
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	181,010	183,193
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	700,314	712,577
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	1,168,201	1,183,368
2004-21XS 2A6A 4.74% due 12/25/2034(2)	114,887	117,286
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	1,067,627	1,119,447
2004-Y 3A1 2.596% due 11/25/2034(2)	3,375,792	3,404,959
2005-2 2A1 4.75% due 4/25/2020(1)	391,363	402,073
2005-AR12 2A6 2.628% due 6/25/2035(1)(2)	2,664,273	2,679,574
2006-1 A3 5.00% due 3/25/2021	792,927	809,454
2007-13 A7 6.00% due 9/25/2037	908,266	912,517
Total Non-Agency Mortgage-Backed Securities (Cost $40,838,897)		40,935,939

	Principal Amount	Value
U.S. Government Securities — 12.5%
U.S. Treasury Bonds
3.625% due 2/15/2044	25,700,000	31,424,264
3.75% due 11/15/2043	5,000,000	6,246,095
5.375% due 2/15/2031	6,500,000	9,236,097
U.S. Treasury Notes
1.375% due 2/29/2020	5,000,000	5,001,170
1.50% due 2/28/2019	4,000,000	4,049,376
1.75% due 5/15/2023	34,000,000	33,816,706
2.00% due 2/15/2025	6,000,000	6,037,968
2.375% due 8/15/2024	4,000,000	4,158,124
Total U.S. Government Securities (Cost $95,039,562)		99,969,800

	Principal Amount	Value
Repurchase Agreements — 2.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $21,107,000, due 4/1/2015(4)	21,107,000	21,107,000

Total Repurchase Agreements (Cost $21,107,000)		21,107,000
Total Investments — 101.0% (Cost $786,867,096)		810,748,484
Other Liabilities, Net — (1.0)%		(8,146,865)
Total Net Assets — 100.0%		$802,601,619

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2015.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $99,951,813, representing 12.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	2.06%	10/17/2022	$21,530,116

The table below presents futures contracts as of March 31, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	700	6/30/2015	$84,148	$738,268

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$63,185,886	$—	$63,185,886
Asset-Backed Securities	—	31,662,909	—	31,662,909
Senior Secured Loans	—	49,735,461	—	49,735,461
Commercial Mortgage-Backed Securities	—	131,179,904	—	131,179,904
Corporate Bonds	—	365,357,883	—	365,357,883
Municipal Bonds	—	7,613,702	—	7,613,702
Non-Agency Mortgage-Backed Securities	—	40,935,939	—	40,935,939
U.S. Government Securities	—	99,969,800	—	99,969,800
Repurchase Agreements	—	21,107,000	—	21,107,000
Other Financial Instruments:
Financial Futures Contracts	738,268	—	—	738,268

Total	$738,268	$810,748,484	$—	$811,486,752

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.0%
FHLMC 1534 Z 5.00% due 6/15/2023	$33,491	$36,119
20 H 5.50% due 10/25/2023	18,820	20,561
7.00% due 9/1/2038	13,814	17,301
FNMA 2.315% due 8/1/2046(1)	18,841	18,934
Total Agency Mortgage-Backed Securities (Cost $85,807)		92,915

	Principal Amount	Value
Asset-Backed Securities — 10.1%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018	835,000	834,767
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(2)	1,500,000	1,501,185
2013-1 A 0.595% due 2/16/2021(1)	1,800,000	1,804,172
Ameriquest Mortgage Securities, Inc. 2003-5 A6 3.79% due 4/25/2033(1)	41,207	41,938
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(2)(3)	2,700,000	2,699,717
2014-1A A 2.46% due 7/20/2020(3)	1,250,000	1,265,404
Barclays Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	800,000	799,958
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	500,000	500,032
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017(2)	700,000	700,278
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019	2,500,000	2,501,412
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(2)	1,000,000	1,003,159
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	660,000	666,382
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(3)	724,688	753,518
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	317,673	317,689
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(2)	900,000	900,426
Harley-Davidson Motorcycle Trust 2012-1 A3 0.68% due 4/15/2017	363,556	363,613
Honda Auto Receivables Owner Trust 2012-4 A4 0.66% due 12/18/2018(2)	1,800,000	1,800,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(3)	$900,000	$900,650
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(3)	2,600,000	2,602,967
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019	500,000	500,121
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(3)	1,400,000	1,400,416
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	1,061,077	1,061,158
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(1)	20,695	19,656
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(2)	2,215,000	2,214,654
Total Asset-Backed Securities (Cost $27,096,643)		27,153,472

	Principal Amount	Value
Senior Secured Loans — 5.6%
Building Materials — 0.5%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(1)	738,750	736,718
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	538,847	540,868
		1,277,586
Consumer Products — 0.4%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	977,143	975,716
		975,716
Food And Beverage — 0.3%
H.J. Heinz Co. Term Loan B1 3.00% due 6/7/2019(1)	866,512	866,833
		866,833
Gaming — 1.1%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	838,500	839,196
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	1,129,774	1,125,774
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	987,500	990,216
		2,955,186

Healthcare — 0.5%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(1)	496,250	496,930

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Fresenius SE & Co. KGaA USD Term Loan B 2.273% due 8/7/2019(1)	$985,000	$985,000
		1,481,930
Leisure — 0.6%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(1)	838,235	835,092
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	738,750	720,281
		1,555,373
Lodging — 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	159,539	159,685
		159,685
Media - Entertainment — 0.2%
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(1)	461,057	461,172
		461,172
Pharmaceuticals — 1.3%
Amgen, Inc. Term Loan 1.275% due 9/18/2018(1)	850,000	846,107
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(1)	739,027	740,416
RPI Finance Trust Term Loan A 2.275% due 8/9/2016(1)	251,640	251,326
Term Loan B2 3.25% due 5/9/2018(1)	1,543,286	1,544,567
		3,382,416
Refining — 0.1%
Tesoro Corp. Delayed Draw Term Loan 2.426% due 5/30/2016(1)	397,500	396,506
		396,506
Wireless — 0.4%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(1)	1,220,839	1,216,969
		1,216,969
Wirelines — 0.1%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(1)	392,965	392,556
		392,556
Total Senior Secured Loans (Cost $15,147,068)		15,121,928

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities — 21.6%
American Tower Trust I 13 1A 1.551% due 3/15/2043(2)(3)	$1,000,000	$998,010
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	2,000,000	2,029,178
2006-1 AM 5.421% due 9/10/2045(1)(2)	500,000	513,707
2007-3 AM 5.575% due 6/10/2049(1)	950,000	1,024,059
2008-1 A4 6.213% due 2/10/2051(1)(2)	1,658,256	1,824,476
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	2,000,000	2,013,052
2005-5 A4 5.115% due 10/10/2045(1)(2)	1,452,204	1,459,467
2005-6 A4 5.178% due 9/10/2047(1)(2)	995,099	1,006,456
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)	1,248,313	1,268,222
2006-T24 AM 5.568% due 10/12/2041(1)	1,700,000	1,797,590
2007-PW16 AM 5.708% due 6/11/2040(1)	900,000	979,741
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	1,000,000	1,051,561
2014-388G B 1.222% due 6/15/2033(1)(3)	1,200,000	1,195,242
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.345% due 1/15/2046(1)	1,000,000	1,032,731
2006-CD3 A5 5.617% due 10/15/2048	1,804,574	1,885,666
2006-CD3 AM 5.648% due 10/15/2048	1,350,000	1,434,695
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.807% due 6/15/2038(1)(2)	1,530,079	1,580,330
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2035(2)(3)	350,000	352,522
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.271% due 3/10/2044(1)	477,330	487,186
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039	1,525,000	1,611,596
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	2,000,000	2,004,548
JPMorgan Chase Commercial Mortgage Securities Trust 2005-CB13 AM 5.301% due 1/12/2043(1)	1,500,000	1,534,146
2005-LDP5 A4 5.227% due 12/15/2044(1)	1,110,964	1,123,108
2005-LDP5 AM 5.269% due 12/15/2044(1)	855,000	874,078
2006-LDP7 AM 5.841% due 4/15/2045(1)(2)	1,350,000	1,419,067
2007-CB18 A4 5.44% due 6/12/2047	1,866,821	1,971,380
2007-LD12 AM 6.01% due 2/15/2051(1)	800,000	869,402

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(1)	$320,000	$328,890
2006-C6 AM 5.413% due 9/15/2039(2)	3,600,000	3,799,134
ML-CFC Commercial Mortgage Trust 2006-1 AM 5.516% due 2/12/2039(1)	610,000	629,094
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	1,500,000	1,560,402
2013-C8 A2 1.689% due 12/15/2048(2)	1,500,000	1,508,026
Morgan Stanley Capital I Trust 2006-HQ8 A4 5.413% due 3/12/2044(1)	1,845,526	1,873,628
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020	1,100,000	1,127,452
SBA Tower Trust 2.24% due 4/15/2043(3)	2,000,000	1,998,376
2.933% due 12/15/2042(3)	500,000	505,949
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.191% due 1/15/2041(1)	100,997	101,251
2005-C18 AJ2 5.022% due 4/15/2042(1)	1,000,000	1,000,611
2005-C22 A4 5.271% due 12/15/2044(1)	1,657,126	1,677,492
2006-C28 AM 5.603% due 10/15/2048(1)	3,000,000	3,178,824
2007-C31 AM 5.591% due 4/15/2047(1)	1,300,000	1,388,065
2007-C33 AM 5.964% due 2/15/2051(1)	2,250,000	2,438,104
Total Commercial Mortgage-Backed Securities (Cost $60,419,414)		58,456,514

	Principal Amount	Value
Corporate Bonds — 31.5%
Aerospace & Defense — 0.3%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(2)(3)	750,000	769,275
		769,275
Automotive — 1.0%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(2)	600,000	602,792
2.75% due 5/15/2015(2)	1,000,000	1,002,208
General Motors Financial Co., Inc. 3.25% due 5/15/2018(2)	1,000,000	1,018,750
		2,623,750
Banking — 8.7%
Ally Financial, Inc. 2.75% due 1/30/2017(2)	600,000	597,786
3.125% due 1/15/2016(2)	400,000	401,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Amsouth Bank/Birmingham AL Sub. Nt. Series AI 5.20% due 4/1/2015(2)	$350,000	$350,000
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017	1,000,000	1,003,867
4.50% due 4/1/2015(2)	750,000	750,000
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(2)(3)	700,000	770,510
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015(2)	1,000,000	1,001,205
Citigroup, Inc. Sr. Nt. 1.85% due 11/24/2017	500,000	503,513
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(2)(3)	500,000	503,383
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018	1,000,000	1,001,409
HSBC U.S.A., Inc. Sr. Nt. 1.625% due 1/16/2018(2)	500,000	500,013
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016	700,000	709,534
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015(2)	500,000	501,263
Lloyds Bank PLC 1.75% due 3/16/2018	1,500,000	1,508,004
4.20% due 3/28/2017(2)	500,000	528,431
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(2)(3)	750,000	756,487
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	1,000,000	1,006,520
3.45% due 11/2/2015	500,000	507,725
National Bank of Canada 1.50% due 6/26/2015(2)	500,000	501,353
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018	500,000	581,166
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017	750,000	748,923
2.55% due 9/18/2015	1,250,000	1,259,119
Societe Generale S.A. 2.75% due 10/12/2017	500,000	514,920
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	500,000	501,056
Sumitomo Mitsui Banking Corp. 1.35% due 7/18/2015	500,000	501,170

SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	800,000	820,002
The Goldman Sachs Group, Inc. Sr. Nt. 3.30% due 5/3/2015(2)	1,750,000	1,752,963
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(2)	1,000,000	1,000,983

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	$1,000,000	$1,020,060
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018	1,250,000	1,253,469
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	100,000	105,548
		23,461,882
Brokerage — 0.7%
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015(2)	900,000	912,091
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(2)	1,000,000	1,009,393
		1,921,484
Building Materials — 0.2%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(2)	500,000	565,522
		565,522
Cable Satellite — 0.3%
Time Warner Cable, Inc. 5.85% due 5/1/2017	750,000	815,757
		815,757
Chemicals — 0.1%
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016(2)	300,000	303,000
		303,000
Construction Machinery — 0.4%
CNH Industrial Capital LLC 3.25% due 2/1/2017(2)	500,000	497,500
3.875% due 11/1/2015(2)	500,000	503,750
		1,001,250
Consumer Cyclical Services — 0.4%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(2)	1,000,000	992,500
		992,500
Diversified Manufacturing — 0.4%
Eaton Corp. 0.95% due 11/2/2015(2)	400,000	400,061
Pentair Finance S.A. 1.35% due 12/1/2015	250,000	250,604
1.875% due 9/15/2017	500,000	501,625
		1,152,290
Electric — 1.3%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017(2)	300,000	301,742
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017(2)	500,000	557,432

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	$35,000	$36,750
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(2)	1,100,000	1,126,500
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	250,000	248,750
The Dayton Power & Light Co. 1.875% due 9/15/2016	1,200,000	1,212,933
		3,484,107
Finance Companies — 1.9%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017(3)	1,600,000	1,584,000
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018	1,500,000	1,492,500
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017	1,500,000	1,518,750
International Lease Finance Corp. Sr. Nt. 2.221% due 6/15/2016(1)(2)	500,000	500,000
		5,095,250
Financial - Other — 0.1%
Icahn Enterprises LP 3.50% due 3/15/2017	300,000	302,250
		302,250
Food And Beverage — 0.6%
ConAgra Foods, Inc. Sr. Nt. 1.30% due 1/25/2016(2)	1,000,000	1,002,622
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	700,000	719,993
		1,722,615
Government Related — 1.2%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(3)	500,000	507,290
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017	1,500,000	1,496,535
Petrobras Global Finance B.V. 2.00% due 5/20/2016	650,000	621,725
3.25% due 3/17/2017	750,000	691,875
		3,317,425
Healthcare — 1.9%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017	1,500,000	1,511,493
Covidien International Finance S.A. 1.35% due 5/29/2015(2)	500,000	500,695
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018	750,000	765,853

McKesson Corp. Sr. Nt. 0.95% due 12/4/2015(2)	250,000	250,564
Medtronic, Inc. 1.50% due 3/15/2018(3)	1,200,000	1,205,213
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	1,000,000	1,000,550
		5,234,368

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Home Construction — 0.4%
DR Horton, Inc. 3.625% due 2/15/2018(2)	$500,000	$510,000
Lennar Corp. 4.50% due 6/15/2019(2)	640,000	660,800
		1,170,800
Independent Energy — 0.3%
Southwestern Energy Co. Sr. Nt. 3.30% due 1/23/2018	750,000	764,387
		764,387
Industrial - Other — 0.7%
AECOM Global II LLC 3.85% due 4/1/2017	500,000	493,125
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(3)	1,500,000	1,493,846
		1,986,971
Insurance - Life — 0.4%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015(2)	750,000	754,950
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	300,000	305,353
		1,060,303
Insurance: Property - Casualty — 1.0%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018(2)	1,408,000	1,432,505
Willis Group Holdings PLC 4.125% due 3/15/2016	500,000	513,014
XLIT Ltd. 2.30% due 12/15/2018	750,000	761,839
		2,707,358
Media - Entertainment — 0.9%
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015(2)	500,000	502,500
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017	1,000,000	1,008,036
Time Warner, Inc. 3.15% due 7/15/2015	800,000	805,806
		2,316,342
Metals And Mining — 0.9%
FMG Resources August 2006 Pty. Ltd. 6.00% due 4/1/2017(3)	500,000	492,500
Freeport-McMoRan, Inc. 2.30% due 11/14/2017	1,000,000	996,810
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(3)	250,000	251,050
Teck Resources Ltd. 2.50% due 2/1/2018	150,000	149,516

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Vale Overseas Ltd. 6.25% due 1/11/2016	$500,000	$516,955
		2,406,831
Midstream — 1.2%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(2)	1,000,000	999,632
Enterprise Products Operating LLC 1.25% due 8/13/2015(2)	300,000	300,438
Series A 8.375% due 8/1/2066(1)(2)	200,000	210,750
Kinder Morgan, Inc. 2.00% due 12/1/2017	1,200,000	1,198,132
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	550,000	549,656
		3,258,608
Oil Field Services — 0.9%
Nabors Industries, Inc. 2.35% due 9/15/2016	600,000	598,273
Transocean, Inc. 2.50% due 10/15/2017	1,050,000	963,375
Weatherford International LLC 6.35% due 6/15/2017	850,000	899,978
		2,461,626
Pharmaceuticals — 1.7%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015(2)	1,250,000	1,251,825
Actavis Funding SCS 2.35% due 3/12/2018	1,000,000	1,013,524
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	850,000	837,250
Mylan, Inc. 1.35% due 11/29/2016(2)	750,000	749,040
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016	600,000	600,165
		4,451,804
Real Estate Investment Trusts — 1.0%
BioMed Realty LP 3.85% due 4/15/2016	300,000	307,333
Prologis LP 4.50% due 8/15/2017	1,000,000	1,070,633
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	560,000	609,614
Select Income REIT Sr. Nt. 2.85% due 2/1/2018	750,000	756,424
		2,744,004
Retailers — 0.5%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(2)	1,250,000	1,258,290
		1,258,290
Technology — 0.7%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015(2)	350,000	356,942

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017	$1,000,000	$1,016,344
NXP B.V. 3.50% due 9/15/2016(2)(3)	600,000	607,500
		1,980,786
Transportation Services — 0.3%
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2017(2)(3)	300,000	301,011
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	500,000	511,896
		812,907
Wireless — 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	1,690,000	1,814,180
		1,814,180
Wirelines — 0.4%
British Telecommunications PLC Sr. Nt. 2.00% due 6/22/2015(2)	300,000	300,947
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	823,000	840,515
		1,141,462
Total Corporate Bonds (Cost $84,863,102)		85,099,384

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 8.8%
Banc of America Funding Trust 2005-D A1 2.645% due 5/25/2035(1)	794,872	808,628
Banc of America Mortgage Securities Trust 2003-J 2A2 2.791% due 11/25/2033(1)	637,784	638,055
Bear Stearns ALT-A Trust 2003-3 2A 2.597% due 10/25/2033(1)	1,180,699	1,187,566
2004-4 A1 0.774% due 6/25/2034(1)	695,199	665,650
2004-6 1A 0.814% due 7/25/2034(1)	609,557	583,293
2004-7 2A1 2.48% due 8/25/2034(1)	934,204	944,841
Chase Mortgage Finance Trust 2007-A1 2A1 2.466% due 2/25/2037(1)	200,903	200,794
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	16,441	16,990
2003-11 A31 5.50% due 5/25/2033	237,572	244,607

CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018	48,402	48,584
2003-8 2A1 5.00% due 4/25/2018	46,341	47,458
2004-5 5A1 5.00% due 8/25/2019	120,077	122,213

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
2004-AR5 3A1 2.745% due 6/25/2034(1)	$565,316	$547,707
2004-AR5 6A1 2.467% due 6/25/2034(1)	1,248,111	1,242,814
2004-AR7 4A1 2.457% due 11/25/2034(1)	1,169,574	1,175,414
GSR Mortgage Loan Trust 2005-AR6 1A1 2.67% due 9/25/2035(1)	763,590	761,573
Impac CMB Trust 2004-7 1A1 0.914% due 11/25/2034(1)	1,268,094	1,202,964
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	24,506	25,420
2004-S2 1A3 4.75% due 11/25/2019	59,280	59,641
2005-A1 3A1 2.546% due 2/25/2035(1)	234,163	237,243
2006-A2 5A1 2.43% due 11/25/2033(1)	317,224	319,939
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.645% due 4/21/2034(1)	440,872	443,305
2004-13 3A7 2.667% due 11/21/2034(1)	1,409,151	1,434,062
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	49,588	51,179
Merrill Lynch Mortgage Investors Trust 2004-B A1 0.674% due 5/25/2029(1)	609,154	594,048
2005-A2 A2 2.464% due 2/25/2035(1)	983,897	984,168
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	49,196	50,526
2004-7AR 2A1 2.45% due 9/25/2034(1)	861,632	850,959
2005-6AR 1A1 0.454% due 11/25/2035(1)	688,367	663,278
MortgageIT Trust 2004-1 A1 0.954% due 11/25/2034(1)	1,070,699	1,036,768
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	156,853	156,705
2004-2 A2 4.75% due 11/25/2019	88,599	91,014
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	6,216	6,291
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	393,483	392,857

Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	39,733	40,429
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.404% due 6/25/2034(1)	735,577	733,988
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	181,808	185,776

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
2003-34A 3A2 2.479% due 11/25/2033(1)	$829,061	$813,810
2004-21XS 2A6A 4.74% due 12/25/2034(1)	20,413	20,839
2004-3 3A1 5.50% due 3/25/2019	64,337	66,256
Thornburg Mortgage Securities Trust 2004-3 A 0.914% due 9/25/2044(1)	940,718	901,577
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.506% due 10/25/2033	69,066	69,414
2003-N 2A1 2.491% due 12/25/2033(1)	156,934	154,055
2004-M A7 2.616% due 8/25/2034(1)	464,770	471,747
2004-O A1 2.615% due 8/25/2034(1)	252,604	251,034
2004-Z 2A2 2.615% due 12/25/2034	223,054	224,190
2005-AR10 2A6 2.618% due 6/25/2035(1)	260,851	262,564
2005-AR12 2A5 2.628% due 6/25/2035(1)	485,378	489,314
2005-AR12 2A6 2.628% due 6/25/2035(1)	415,938	418,327
2005-AR16 3A2 2.639% due 3/25/2035(1)	826,123	832,703
Total Non-Agency Mortgage-Backed Securities (Cost $23,823,745)		23,772,577

	Principal Amount	Value
U.S. Agencies — 0.2%
FHLMC 2.00% due 8/25/2016	600,000	612,772
Total U.S. Agencies (Cost $606,847)		612,772

	Principal Amount	Value
U.S. Government Securities — 19.1%
U.S. Treasury Notes 0.25% due 7/31/2015	4,105,000	4,106,925
0.375% due 3/31/2016	3,050,000	3,052,861
0.50% due 11/30/2016	5,200,000	5,202,439
0.625% due 12/15/2016 - 4/30/2018	8,680,000	8,676,792
0.75% due 1/15/2017	6,215,000	6,242,190
0.875% due 7/15/2017	8,250,000	8,291,250
1.00% due 3/31/2017 - 9/15/2017	16,030,000	16,148,072
Total U.S. Government Securities (Cost $51,530,267)		51,720,529

	Principal Amount	Value
Repurchase Agreements — 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $7,142,000, due 4/1/2015(4)	7,142,000	7,142,000
Total Repurchase Agreements (Cost $7,142,000)		7,142,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2015 (unaudited)	Value
Total Investments — 99.6% (Cost $270,714,893)	$269,172,091
Other Assets, Net — 0.4%	1,084,539
Total Net Assets — 100.0%	$270,256,630

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2015.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $28,674,160, representing 10.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.25%	10/31/2018	$7,288,219

The table below presents futures contracts as of March 31, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	170	6/30/2015	$37,257	$92,372

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$92,915	$—	$92,915
Asset-Backed Securities	—	27,153,472	—	27,153,472
Senior Secured Loans	—	15,121,928	—	15,121,928
Commercial Mortgage-Backed Securities	—	58,456,514	—	58,456,514
Corporate Bonds	—	85,099,384	—	85,099,384
Non-Agency Mortgage-Backed Securities	—	23,772,577	—	23,772,577
U.S. Agencies	—	612,772	—	612,772
U.S. Government Securities	—	51,720,529	—	51,720,529
Repurchase Agreements	—	7,142,000	—	7,142,000
Other Financial Instruments:
Financial Futures Contracts	92,372	—	—	92,372

Total	$92,372	$269,172,091	$—	$269,264,463

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans — 24.5%
Cable Satellite — 1.3%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	$593,963	$587,655
		587,655
Electric — 1.0%
Lonestar Generation LLC Term Loan B 5.25% due 2/20/2021(1)	425,003	419,691
		419,691
Healthcare — 2.5%
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	500,000	496,250
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	650,000	628,875
		1,125,125
Independent Energy — 1.0%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	500,000	460,250
		460,250
Industrial - Other — 1.1%
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	498,750	496,571
		496,571
Insurance: Property - Casualty — 1.1%
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	494,975	495,183
		495,183
Media - Entertainment — 2.4%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	469,270	455,192
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	650,000	619,937
		1,075,129
Oil Field Services — 3.2%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	500,000	395,835
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	694,710	528,417
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	693,000	505,024
		1,429,276

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Restaurants — 1.7%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 12/12/2021(1)	$743,378	$750,395
		750,395
Retailers — 1.7%
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	747,487	744,542
		744,542
Technology — 7.5%
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 1/26/2023(1)	500,000	480,000
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	494,147	492,571
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	645,125	647,680
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 6/10/2022(1)	650,000	637,539
Regit Eins GmbH USD 2nd Lien Term Loan 9.50% due 7/8/2021(1)	650,000	626,164
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	500,000	484,165
		3,368,119
Total Senior Secured Loans (Cost $11,527,201)		10,951,936

	Principal Amount	Value
Corporate Bonds — 70.3%
Aerospace & Defense — 2.8%
Bombardier, Inc. Sr. Nt. 7.50% due 3/15/2025(2)	600,000	592,125
KLX, Inc. 5.875% due 12/1/2022(2)	650,000	648,375
		1,240,500
Building Materials — 2.9%
Masonite International Corp. 5.625% due 3/15/2023(2)	150,000	153,750
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	500,000	528,750
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	600,000	610,500
		1,293,000
Cable Satellite — 3.6%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	600,000	628,500
CCO Holdings LLC 5.125% due 2/15/2023	450,000	454,500
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	600,000	552,000
		1,635,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Chemicals — 1.5%
Hexion U.S. Finance Corp. Sr. Sec. Nt. 8.875% due 2/1/2018	$750,000	$661,875
		661,875
Consumer Cyclical Services — 1.6%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	750,000	734,063
		734,063
Electric — 3.1%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	600,000	648,300
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(3)	700,000	743,750
		1,392,050
Gaming — 4.4%
Boyd Gaming Corp. 9.00% due 7/1/2020	700,000	755,125
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	750,000	768,750
Scientific Games International, Inc. 6.625% due 5/15/2021(2)(3)	600,000	438,000
		1,961,875
Government Related — 1.6%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)	750,000	727,500
		727,500
Healthcare — 4.2%
HealthSouth Corp. 5.125% due 3/15/2023	350,000	356,125
Kindred Healthcare, Inc. 8.00% due 1/15/2020(2)	700,000	751,187
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	700,000	771,750
		1,879,062
Home Construction — 5.5%
K Hovnanian Enterprises, Inc. 8.00% due 11/1/2019(2)	250,000	241,250
Shea Homes LP Sr. Nt. 5.875% due 4/1/2023(2)	300,000	305,250
Standard Pacific Corp. 5.875% due 11/15/2024	500,000	513,750
WCI Communities, Inc. 6.875% due 8/15/2021	800,000	820,000
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	600,000	574,500
		2,454,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Independent Energy — 8.6%
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	$500,000	$465,000
Denbury Resources, Inc. 5.50% due 5/1/2022	500,000	448,750
Energy XXI Gulf Coast, Inc. Sec. Nt. 11.00% due 3/15/2020(2)	500,000	475,625
EV Energy Partners LP 8.00% due 4/15/2019	360,000	327,600
Halcon Resources Corp. 9.75% due 7/15/2020	655,000	461,775
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	500,000	410,000
Linn Energy LLC 7.75% due 2/1/2021	500,000	397,500
Sanchez Energy Corp. 6.125% due 1/15/2023	610,000	548,237
SandRidge Energy, Inc. 7.50% due 2/15/2023	500,000	305,000
		3,839,487
Insurance: Property - Casualty — 1.1%
Hub Holdings LLC Sr. Nt. 8.125% due 7/15/2019(2)(4)	500,000	496,250
		496,250
Media - Entertainment — 6.5%
AMC Networks, Inc. 4.75% due 12/15/2022	600,000	597,372
Getty Images, Inc. Sr. Nt. 7.00% due 10/15/2020(2)	600,000	300,000
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	600,000	611,250
Nexstar Broadcasting, Inc. 6.125% due 2/15/2022(2)	300,000	307,500
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	450,000	457,875
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)(3)	607,000	651,008
		2,925,005
Oil Field Services — 1.4%
Transocean, Inc. 6.375% due 12/15/2021	750,000	630,937
		630,937
Paper — 1.4%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	600,000	609,000
		609,000
Pharmaceuticals — 1.7%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(2)	750,000	780,000
		780,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Refining — 1.7%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	$750,000	$757,500
		757,500
Retailers — 3.7%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)	450,000	466,312
CST Brands, Inc. 5.00% due 5/1/2023	550,000	561,000
The Pantry, Inc. 8.375% due 8/1/2020	550,000	624,250
		1,651,562
Supermarkets — 1.7%
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017	710,000	747,275
		747,275
Technology — 6.2%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024	750,000	646,875
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	420,000	357,000
First Data Corp. 12.625% due 1/15/2021(3)	600,000	711,000
Freescale Semiconductor, Inc. Sr. Sec. Nt. 6.00% due 1/15/2022(2)	500,000	544,375
Infor U.S., Inc. Sr. Nt. 6.50% due 5/15/2022(2)	500,000	512,500
		2,771,750
Wireless — 2.4%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022(2)	500,000	489,781
Sprint Corp. 7.125% due 6/15/2024	600,000	585,000
		1,074,781
Wirelines — 2.7%
EarthLink Holdings Corp. 8.875% due 5/15/2019	750,000	772,500
Windstream Corp. 6.375% due 8/1/2023	500,000	448,750
		1,221,250
Total Corporate Bonds (Cost $32,327,394)		31,484,472

	Principal Amount	Value
Repurchase Agreements — 5.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $2,424,000, due 4/1/2015(5)	2,424,000	2,424,000
Total Repurchase Agreements (Cost $2,424,000)		2,424,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2015 (unaudited)	Value
Total Investments — 100.2% (Cost $46,278,595)	$44,860,408
Other Liabilities, Net — (0.2)%	(70,154)
Total Net Assets — 100.0%	$44,790,254

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2015.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2015, the aggregate market value of these securities amounted to $13,236,463, representing 29.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions.
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2015, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.75%	11/15/2018	$2,475,495

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$10,951,936	$—	$10,951,936
Corporate Bonds	—	31,484,472	—	31,484,472
Repurchase Agreements	—	2,424,000	—	2,424,000

Total	$—	$44,860,408	$—	$44,860,408

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Commercial Paper — 55.2%
Agricultural — 7.3%
Archer Daniels Midland Co. 0.05% due 4/8/2015(1)	$3,500,000	$3,499,966
Philip Morris International, Inc. 0.07% due 4/22/2015(1)	3,500,000	3,499,857
		6,999,823
Diversified Financial Services — 2.0%
John Deere Capital Corp. 0.08% due 4/23/2015(1)	1,900,000	1,899,907
		1,899,907
Diversified Manufacturing — 3.7%
Illinois Tool Works, Inc. 0.09% due 4/14/2015(1)	3,500,000	3,499,886
		3,499,886
Electric — 6.3%
American Transmission Co., LLC 0.14% due 4/28/2015(1)	3,500,000	3,499,632
Emerson Electric Co. 0.08% due 4/10/2015(1)	2,500,000	2,499,950
		5,999,582
Food And Beverage — 3.6%
Unilever Capital Corp. 0.07% due 4/14/2015(1)	3,500,000	3,499,912
		3,499,912
Insurance - Life — 2.6%
The Travelers Companies, Inc. 0.06% due 4/1/2015(1)	2,500,000	2,500,000
		2,500,000
Internet — 3.6%
Google, Inc. 0.06% due 4/16/2015(1)	3,500,000	3,499,913
		3,499,913
Pharmaceuticals — 9.9%
Johnson & Johnson 0.05% due 4/9/2015(1)	2,500,000	2,499,972
0.06% due 4/2/2015(1)	1,000,000	999,998
Merck & Co., Inc. 0.08% due 4/17/2015(1)	3,500,000	3,499,876
Pfizer, Inc. 0.11% due 4/9/2015(1)	2,500,000	2,499,939
		9,499,785
Retailers — 7.3%
The Home Depot, Inc. 0.07% due 4/7/2015(1)	3,500,000	3,499,959
Wal-Mart Stores, Inc. 0.05% due 4/27/2015(1)	3,500,000	3,499,874
		6,999,833
Software — 2.6%
Microsoft Corp. 0.08% due 4/15/2015(1)	2,500,000	2,499,922
		2,499,922

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

March 31, 2015 (unaudited)	Principal Amount	Value
Technology — 2.6%
Apple, Inc. 0.07% due 4/13/2015(1)	$2,500,000	$2,499,942
		2,499,942
Transportation — 3.7%
United Parcel Service, Inc. 0.01% due 4/6/2015(1)	3,500,000	3,499,995
		3,499,995
Total Commercial Paper (Cost $52,898,500)		52,898,500

	Principal Amount	Value
U.S. Government Securities — 13.1%
U.S. Treasury Bills
0.03% due 5/14/2015	2,500,000	2,499,910
0.035% due 5/21/2015	2,500,000	2,499,878
0.045% due 6/4/2015	2,500,000	2,499,800
0.046% due 4/16/2015	2,500,000	2,499,952
0.08% due 6/18/2015	2,500,000	2,499,567
Total U.S. Government Securities (Cost $12,499,107)		12,499,107

	Principal Amount	Value
Repurchase Agreements — 36.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $34,533,000, due 4/1/2015(2)	34,533,000	34,533,000
Total Repurchase Agreements (Cost $34,533,000)		34,533,000
Total Investments — 104.3% (Cost $99,930,607)		99,930,607
Other Liabilities, Net — (4.3)%		(4,088,457)
Total Net Assets — 100.0%		$95,842,150

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2015, the aggregate market value of these securities amounted to $52,898,500, representing 55.2% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.625%	11/15/2020	$35,226,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$52,898,500	$—	$52,898,500
U.S. Government Securities	—	12,499,107	—	12,499,107
Repurchase Agreements	—	34,533,000	—	34,533,000

Total	$—	$99,930,607	$—	$99,930,607

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Common Stocks — 97.5%
Advertising Agencies — 0.2%
Nielsen N.V.	2,180	$97,162
Omnicom Group, Inc.	1,704	132,878
The Interpublic Group of Companies, Inc.	2,848	62,998
		293,038
Aerospace — 2.1%
General Dynamics Corp.	2,179	295,756
L-3 Communications Holdings, Inc.	570	71,700
Lockheed Martin Corp.	1,853	376,085
Northrop Grumman Corp.	1,371	220,676
Raytheon Co.	2,123	231,938
Rockwell Collins, Inc.	920	88,826
Textron, Inc.	1,910	84,670
The Boeing Co.	4,524	678,962
United Technologies Corp.	5,707	668,860
		2,717,473
Air Transport — 0.8%
American Airlines Group, Inc.	4,953	261,419
Delta Air Lines, Inc.	5,693	255,957
FedEx Corp.	1,821	301,285
Southwest Airlines Co.	4,669	206,837
		1,025,498
Aluminum — 0.1%
Alcoa, Inc.	8,440	109,045
		109,045
Asset Management & Custodian — 0.9%
Affiliated Managers Group, Inc.(1)	378	81,187
BlackRock, Inc.	881	322,305
Franklin Resources, Inc.	2,706	138,872
Invesco Ltd.	2,965	117,681
Legg Mason, Inc.	685	37,812
Northern Trust Corp.	1,516	105,589
State Street Corp.	2,848	209,414
T. Rowe Price Group, Inc.	1,795	145,359
		1,158,219
Auto Parts — 0.4%
BorgWarner, Inc.	1,564	94,591
Delphi Automotive PLC	2,005	159,879
Genuine Parts Co.	1,057	98,502
Johnson Controls, Inc.	4,540	228,997
		581,969
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.	1,862	50,423
		50,423
Automobiles — 0.6%
Ford Motor Co.	27,319	440,929
General Motors Co.	9,337	350,137
		791,066
Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	4,342	406,802
Automatic Data Processing, Inc.	3,282	281,071
Paychex, Inc.	2,256	111,931
Robert Half International, Inc.	934	56,526
		856,330

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Banks: Diversified — 3.6%
Bank of America Corp.(2)	72,647	$1,118,037
BB&T Corp.	4,983	194,287
Comerica, Inc.	1,232	55,600
Fifth Third Bancorp	5,627	106,069
Huntington Bancshares, Inc.	5,594	61,814
KeyCorp	5,907	83,643
M&T Bank Corp.	911	115,697
Regions Financial Corp.	9,274	87,639
SunTrust Banks, Inc.	3,622	148,828
The PNC Financial Services Group, Inc.	3,596	335,291
U.S. Bancorp	12,301	537,185
Wells Fargo & Co.	32,379	1,761,418
Zions Bancorporation	1,400	37,800
		4,643,308
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,321	34,804
People’s United Financial, Inc.	2,131	32,391
		67,195
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	1,077	97,307
Constellation Brands, Inc., Class A(1)	1,157	134,455
Molson Coors Brewing Co., Class B	1,099	81,820
		313,582
Beverage: Soft Drinks — 1.9%
Coca-Cola Enterprises, Inc.	1,499	66,256
Dr. Pepper Snapple Group, Inc.	1,333	104,614
Keurig Green Mountain, Inc.	841	93,965
Monster Beverage Corp.(1)	1,009	139,640
PepsiCo, Inc.	10,237	978,862
The Coca-Cola Co.	27,138	1,100,446
		2,483,783
Biotechnology — 2.7%
AbbVie, Inc.	11,008	644,408
Alexion Pharmaceuticals, Inc.(1)	1,396	241,927
Amgen, Inc.	5,241	837,774
Baxter International, Inc.	3,749	256,806
Biogen, Inc.(1)	1,621	684,451
Celgene Corp.(1)	5,528	637,268
Regeneron Pharmaceuticals, Inc.(1)	510	230,255
		3,532,889
Building Materials — 0.1%
Martin Marietta Materials, Inc.	431	60,254
Masco Corp.	2,414	64,454
Vulcan Materials Co.	904	76,207
		200,915
Building: Climate Control — 0.1%
Ingersoll-Rand PLC	1,819	123,838
		123,838
Cable Television Services — 1.3%
Cablevision Systems Corp., Class A	1,514	27,706
Comcast Corp., Class A	17,549	990,992
DIRECTV(1)	3,466	294,957
Scripps Networks Interactive, Inc., Class A	673	46,141
Time Warner Cable, Inc.	1,940	290,767
		1,650,563
Chemicals: Diversified — 1.0%
Airgas, Inc.	463	49,129
E.I. du Pont de Nemours & Co.	6,253	446,902
Eastman Chemical Co.	1,030	71,338
Ecolab, Inc.	1,862	212,975

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
FMC Corp.	919	$52,613
Sigma-Aldrich Corp.	822	113,641
The Dow Chemical Co.	7,516	360,618
		1,307,216
Chemicals: Specialty — 0.6%
Air Products & Chemicals, Inc.	1,331	201,354
International Flavors & Fragrances, Inc.	561	65,861
LyondellBasell Industries N.V., Class A	2,735	240,133
Praxair, Inc.	1,995	240,876
		748,224
Coal — 0.0%
CONSOL Energy, Inc.	1,589	44,317
		44,317
Commercial Services: Rental & Leasing — 0.1%
Ryder System, Inc.	367	34,824
United Rentals, Inc.(1)	667	60,804
		95,628
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,449	154,630
		154,630
Communications Technology — 1.4%
Cisco Systems, Inc.	35,253	970,339
Harris Corp.	724	57,022
Juniper Networks, Inc.	2,502	56,495
QUALCOMM, Inc.	11,392	789,922
		1,873,778
Computer Services, Software & Systems — 6.6%
Adobe Systems, Inc.(1)	3,278	242,375
Akamai Technologies, Inc.(1)	1,230	87,385
Autodesk, Inc.(1)	1,569	92,006
CA, Inc.	2,202	71,807
Citrix Systems, Inc.(1)	1,104	70,513
Cognizant Technology Solutions Corp., Class A(1)	4,212	262,787
Computer Sciences Corp.	973	63,518
F5 Networks, Inc.(1)	499	57,355
Facebook, Inc., Class A(1)	14,497	1,191,871
Google, Inc., Class A(1)	1,972	1,093,868
Google, Inc., Class C(1)	1,976	1,082,848
Intuit, Inc.	1,912	185,388
Microsoft Corp.(2)	56,654	2,303,268
Oracle Corp.	22,138	955,255
Red Hat, Inc.(1)	1,267	95,975
salesforce.com, Inc.(1)	4,178	279,132
Symantec Corp.	4,713	110,119
Teradata Corp.(1)	1,003	44,272
VeriSign, Inc.(1)	727	48,687
Yahoo!, Inc.(1)	6,013	267,188
		8,605,617
Computer Technology — 5.5%
Apple, Inc.(2)	40,225	5,005,197
EMC Corp.	13,730	350,939
Hewlett-Packard Co.	12,552	391,120
International Business Machines Corp.(2)	6,349	1,019,014
NetApp, Inc.	2,157	76,487
SanDisk Corp.	1,472	93,649
Seagate Technology PLC	2,267	117,952
Western Digital Corp.	1,500	136,515
		7,190,873

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Consumer Electronics — 0.1%
Garmin Ltd.	838	$39,822
Harman International Industries, Inc.	470	62,806
		102,628
Consumer Lending — 0.0%
Navient Corp.	2,773	56,375
		56,375
Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(1)	7,605	438,656
H & R Block, Inc.	1,899	60,901
		499,557
Containers & Packaging — 0.2%
Ball Corp.	956	67,532
MeadWestvaco Corp.	1,153	57,500
Owens-Illinois, Inc.(1)	1,138	26,538
Sealed Air Corp.	1,452	66,153
		217,723
Copper — 0.1%
Freeport-McMoRan, Inc.	7,189	136,232
		136,232
Cosmetics — 0.1%
The Estee Lauder Companies, Inc., Class A	1,541	128,150
		128,150
Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.	1,261	164,989
Capital One Financial Corp.	3,810	300,304
Citigroup, Inc.	20,943	1,078,983
JPMorgan Chase & Co.(2)	25,748	1,559,814
Leucadia National Corp.	2,178	48,548
Morgan Stanley	10,647	379,992
The Bank of New York Mellon Corp.	7,693	309,566
The Goldman Sachs Group, Inc.	2,803	526,880
		4,369,076
Diversified Manufacturing Operations — 3.0%
3M Co.	4,384	723,141
Danaher Corp.	4,240	359,976
Dover Corp.	1,126	77,829
Eaton Corp. PLC	3,285	223,183
General Electric Co.(2)	69,506	1,724,444
Honeywell International, Inc.	5,405	563,796
Illinois Tool Works, Inc.	2,411	234,204
		3,906,573
Diversified Media — 0.8%
Discovery Communications, Inc., Class A(1)	1,022	31,437
Discovery Communications, Inc., Class C(1)	1,867	55,030
News Corp., Class A(1)	3,451	55,250
Time Warner, Inc.	5,736	484,348
Twenty-First Century Fox, Inc., Class A	12,628	427,331
		1,053,396
Diversified Retail — 2.6%
Amazon.com, Inc.(1)	2,626	977,134
Costco Wholesale Corp.	3,038	460,242
Dollar General Corp.(1)	2,094	157,846
Dollar Tree, Inc.(1)	1,420	115,226
Family Dollar Stores, Inc.	661	52,378
Kohl’s Corp.	1,398	109,393
Macy’s, Inc.	2,353	152,733

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Nordstrom, Inc.	974	$78,232
Target Corp.	4,407	361,682
Wal-Mart Stores, Inc.	10,907	897,101
		3,361,967
Drug & Grocery Store Chains — 1.3%
CVS Health Corp.	7,771	802,045
The Kroger Co.	3,397	260,414
Walgreens Boots Alliance, Inc.	6,019	509,689
Whole Foods Market, Inc.	2,494	129,887
		1,702,035
Electronic Components — 0.4%
Amphenol Corp., Class A	2,142	126,228
Corning, Inc.	8,780	199,130
TE Connectivity Ltd.	2,814	201,539
		526,897
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,148	126,335
		126,335
Energy Equipment — 0.0%
First Solar, Inc.(1)	519	31,031
		31,031
Engineering & Contracting Services — 0.1%
Fluor Corp.	1,021	58,361
Jacobs Engineering Group, Inc.(1)	887	40,057
Quanta Services, Inc.(1)	1,461	41,682
		140,100
Entertainment — 1.0%
The Walt Disney Co.	10,794	1,132,183
Viacom, Inc., Class B	2,522	172,252
		1,304,435
Environmental, Maintenance, And Security Services — 0.1%
Cintas Corp.	667	54,447
Stericycle, Inc.(1)	586	82,292
		136,739
Fertilizers — 0.4%
CF Industries Holdings, Inc.	331	93,898
Monsanto Co.	3,341	375,996
The Mosaic Co.	2,148	98,937
		568,831
Financial Data & Systems — 2.3%
Alliance Data Systems Corp.(1)	442	130,943
American Express Co.	6,053	472,860
Discover Financial Services	3,089	174,065
Equifax, Inc.	826	76,818
Fidelity National Information Services, Inc.	1,970	134,078
Fiserv, Inc.(1)	1,649	130,931
MasterCard, Inc., Class A	6,742	582,441
McGraw Hill Financial, Inc.	1,888	195,219
Moody’s Corp.	1,228	127,467
The Dun & Bradstreet Corp.	251	32,218
The Western Union Co.	3,601	74,937
Total System Services, Inc.	1,141	43,529
Visa, Inc., Class A	13,397	876,298
		3,051,804
Foods — 1.5%
Campbell Soup Co.	1,235	57,489
ConAgra Foods, Inc.	2,939	107,362

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
General Mills, Inc.	4,178	$236,475
Hormel Foods Corp.	928	52,757
Kellogg Co.	1,745	115,083
Kraft Foods Group, Inc.	4,061	353,774
McCormick & Co., Inc.	886	68,319
Mead Johnson Nutrition Co.	1,396	140,340
Mondelez International, Inc., Class A	11,392	411,137
Sysco Corp.	4,090	154,316
The Hershey Co.	1,030	103,937
The JM Smucker Co.	703	81,358
Tyson Foods, Inc., Class A	2,022	77,443
		1,959,790
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	4,381	207,659
		207,659
Gas Pipeline — 0.6%
EQT Corp.	1,046	86,682
Kinder Morgan, Inc.	11,767	494,920
Spectra Energy Corp.	4,642	167,901
		749,503
Gold — 0.1%
Newmont Mining Corp.	3,443	74,748
		74,748
Health Care Facilities — 0.3%
DaVita HealthCare Partners, Inc.(1)	1,186	96,398
HCA Holdings, Inc.(1)	2,034	153,018
Tenet Healthcare Corp.(1)	676	33,469
Universal Health Services, Inc., Class B	630	74,157
		357,042
Health Care Management Services — 1.3%
Aetna, Inc.	2,434	259,294
Anthem, Inc.	1,843	284,578
CIGNA Corp.	1,785	231,050
Humana, Inc.	1,034	184,073
UnitedHealth Group, Inc.	6,587	779,176
		1,738,171
Health Care Services — 0.7%
Cerner Corp.(1)	2,105	154,212
Express Scripts Holding Co.(1)	5,020	435,586
McKesson Corp.	1,607	363,503
		953,301
Home Building — 0.1%
D.R. Horton, Inc.	2,289	65,191
Lennar Corp., Class A	1,228	63,623
PulteGroup, Inc.	2,289	50,884
		179,698
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,433	115,099
Starwood Hotels & Resorts Worldwide, Inc.	1,186	99,031
Wyndham Worldwide Corp.	833	75,361
Wynn Resorts Ltd.	560	70,493
		359,984
Household Appliances — 0.1%
Whirlpool Corp.	539	108,910
		108,910

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	1,876	$73,295
		73,295
Household Furnishings — 0.1%
Leggett & Platt, Inc.	948	43,693
Mohawk Industries, Inc.(1)	434	80,616
		124,309
Insurance: Life — 0.6%
Aflac, Inc.	3,031	194,014
Lincoln National Corp.	1,771	101,762
Principal Financial Group, Inc.	1,887	96,935
Prudential Financial, Inc.	3,136	251,852
Torchmark Corp.	878	48,220
Unum Group	1,744	58,825
		751,608
Insurance: Multi-Line — 2.6%
American International Group, Inc.	9,478	519,300
Aon PLC	1,936	186,088
Assurant, Inc.	476	29,231
Berkshire Hathaway, Inc., Class B(1)	12,595	1,817,710
Genworth Financial, Inc., Class A(1)	3,428	25,059
Loews Corp.	2,071	84,559
Marsh & McLennan Companies, Inc.	3,721	208,711
MetLife, Inc.	7,717	390,094
The Hartford Financial Services Group, Inc.	2,908	121,613
		3,382,365
Insurance: Property - Casualty — 0.8%
ACE Ltd.	2,261	252,079
Cincinnati Financial Corp.	1,017	54,186
The Allstate Corp.	2,876	204,685
The Chubb Corp.	1,595	161,254
The Progressive Corp.	3,701	100,667
The Travelers Companies, Inc.	2,220	240,049
XL Group PLC	1,763	64,878
		1,077,798
Leisure Time — 0.6%
Carnival Corp.	3,109	148,734
Expedia, Inc.	685	64,479
Royal Caribbean Cruises Ltd.	1,138	93,145
The Priceline.com, Inc.(1)	359	417,930
TripAdvisor, Inc.(1)	769	63,958
		788,246
Luxury Items — 0.1%
Fossil Group, Inc.(1)	312	25,724
Tiffany & Co.	777	68,384
		94,108
Machinery: Agricultural — 0.2%
Deere & Co.	2,345	205,633
		205,633
Machinery: Construction & Handling — 0.3%
Caterpillar, Inc.	4,189	335,246
		335,246
Machinery: Engines — 0.1%
Cummins, Inc.	1,164	161,377
		161,377

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Machinery: Industrial — 0.0%
Joy Global, Inc.	678	$26,564
		26,564
Machinery: Tools — 0.1%
Snap-on, Inc.	402	59,118
Stanley Black & Decker, Inc.	1,079	102,894
		162,012
Medical & Dental Instruments & Supplies — 0.9%
Becton Dickinson and Co.	1,441	206,913
Boston Scientific Corp.(1)	9,188	163,087
CR Bard, Inc.	516	86,353
DENTSPLY International, Inc.	979	49,821
Edwards Lifesciences Corp.(1)	744	105,990
Henry Schein, Inc.(1)	578	80,701
Patterson Companies, Inc.	598	29,177
St. Jude Medical, Inc.	1,943	127,072
Stryker Corp.	2,065	190,496
Zimmer Holdings, Inc.	1,166	137,028
		1,176,638
Medical Equipment — 1.1%
Agilent Technologies, Inc.	2,319	96,354
Intuitive Surgical, Inc.(1)	255	128,783
Medtronic PLC	9,841	767,500
PerkinElmer, Inc.	780	39,889
Thermo Fisher Scientific, Inc.	2,741	368,226
Varian Medical Systems, Inc.(1)	692	65,110
		1,465,862
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	692	87,254
Quest Diagnostics, Inc.	997	76,620
		163,874
Metal Fabricating — 0.2%
Fastenal Co.	1,885	78,105
Precision Castparts Corp.	987	207,270
		285,375
Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	631	33,386
Pitney Bowes, Inc.	1,390	32,415
Xerox Corp.	7,220	92,777
		158,578
Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.	464	12,431
Noble Corp. PLC	1,671	23,862
Transocean Ltd.	2,350	34,474
		70,767
Oil Well Equipment & Services — 1.2%
Baker Hughes, Inc.	2,992	190,231
Cameron International Corp.(1)	1,338	60,371
Ensco PLC, Class A	1,613	33,986
FMC Technologies, Inc.(1)	1,599	59,179
Halliburton Co.	5,859	257,093
Helmerich & Payne, Inc.	747	50,848
National Oilwell Varco, Inc.	2,831	141,522
Schlumberger Ltd.	8,808	734,939
		1,528,169
Oil: Crude Producers — 1.6%
Anadarko Petroleum Corp.	3,504	290,166

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Apache Corp.	2,605	$157,160
Cabot Oil & Gas Corp.	2,858	84,397
Chesapeake Energy Corp.	3,574	50,608
Cimarex Energy Co.	601	69,169
Devon Energy Corp.	2,668	160,907
EOG Resources, Inc.	3,791	347,597
Newfield Exploration Co.(1)	1,110	38,950
Noble Energy, Inc.	2,670	130,563
Occidental Petroleum Corp.	5,322	388,506
Pioneer Natural Resources Co.	1,030	168,415
QEP Resources, Inc.	1,116	23,269
Range Resources Corp.	1,146	59,638
Southwestern Energy Co.(1)	2,655	61,569
		2,030,914
Oil: Integrated — 3.8%
Chevron Corp.	12,985	1,363,165
ConocoPhillips	8,505	529,521
Exxon Mobil Corp.(2)	28,968	2,462,280
Hess Corp.	1,678	113,886
Marathon Oil Corp.	4,669	121,908
Murphy Oil Corp.	1,152	53,683
The Williams Cos., Inc.	4,654	235,446
		4,879,889
Oil: Refining And Marketing — 0.7%
Marathon Petroleum Corp.	1,886	193,108
ONEOK, Inc.	1,436	69,273
Phillips 66	3,754	295,064
Tesoro Corp.	863	78,783
Valero Energy Corp.	3,556	226,233
		862,461
Paints & Coatings — 0.3%
PPG Industries, Inc.	940	212,008
The Sherwin-Williams Co.	558	158,751
		370,759
Paper — 0.1%
International Paper Co.	2,921	162,086
		162,086
Personal Care — 1.8%
Colgate-Palmolive Co.	5,889	408,343
Kimberly-Clark Corp.	2,524	270,346
The Clorox Co.	905	99,903
The Procter & Gamble Co.(2)	18,650	1,528,181
		2,306,773
Pharmaceuticals — 7.3%
Abbott Laboratories	10,418	482,666
Actavis PLC(1)	2,696	802,384
AmerisourceBergen Corp.	1,438	163,457
Bristol-Myers Squibb Co.	11,476	740,202
Cardinal Health, Inc.	2,280	205,816
Eli Lilly & Co.	6,753	490,605
Endo International PLC(1)	1,225	109,882
Gilead Sciences, Inc.(1)	10,286	1,009,365
Hospira, Inc.(1)	1,183	103,915
Johnson & Johnson(2)	19,202	1,931,721
Mallinckrodt PLC(1)	804	101,827
Merck & Co., Inc.	19,601	1,126,665
Mylan N.V.(1)	2,582	153,242
Perrigo Co. PLC	973	161,080
Pfizer, Inc.	42,325	1,472,487
Vertex Pharmaceuticals, Inc.(1)	1,664	196,302
Zoetis, Inc.	3,459	160,117
		9,411,733

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	415	$97,861
		97,861
Production Technology Equipment — 0.3%
Applied Materials, Inc.	8,485	191,422
KLA-Tencor Corp.	1,124	65,518
Lam Research Corp.	1,100	77,258
		334,198
Publishing — 0.0%
Gannett Co., Inc.	1,558	57,771
		57,771
Radio & TV Broadcasters — 0.1%
CBS Corp., Class B	3,160	191,591
		191,591
Railroads — 0.9%
CSX Corp.	6,841	226,574
Kansas City Southern	762	77,785
Norfolk Southern Corp.	2,123	218,499
Union Pacific Corp.	6,086	659,175
		1,182,033
Real Estate Investment Trusts — 2.5%
American Tower Corp.	2,918	274,730
Apartment Investment & Management Co., Class A	1,079	42,469
AvalonBay Communities, Inc.	906	157,870
Boston Properties, Inc.	1,057	148,487
Crown Castle International Corp.	2,305	190,255
Equinix, Inc.	390	90,812
Equity Residential	2,507	195,195
Essex Property Trust, Inc.	444	102,076
General Growth Properties, Inc.	4,341	128,277
HCP, Inc.	3,177	137,278
Health Care REIT, Inc.	2,413	186,670
Host Hotels & Resorts, Inc.	5,239	105,723
Iron Mountain, Inc.	1,284	46,840
Kimco Realty Corp.	2,849	76,496
Plum Creek Timber Co., Inc.	1,223	53,139
Prologis, Inc.	3,536	154,028
Public Storage, Inc.	1,001	197,337
Simon Property Group, Inc.	2,145	419,648
SL Green Realty Corp.	681	87,427
The Macerich Co.	971	81,884
Ventas, Inc.	2,284	166,778
Vornado Realty Trust	1,205	134,960
Weyerhaeuser Co.	3,628	120,268
		3,298,647
Real Estate Services — 0.1%
CBRE Group, Inc., Class A(1)	1,926	74,555
		74,555
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,461	88,741
		88,741
Restaurants — 1.2%
Chipotle Mexican Grill, Inc.(1)	215	139,866
Darden Restaurants, Inc.	858	59,494
McDonald’s Corp.	6,638	646,807
Starbucks Corp.	5,173	489,883
Yum! Brands, Inc.	2,992	235,530
		1,571,580

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
Scientific Instruments: Control & Filter — 0.6%
Allegion PLC	664	$40,617
FLIR Systems, Inc.	966	30,216
Flowserve Corp.	931	52,592
Pall Corp.	738	74,088
Parker-Hannifin Corp.	984	116,879
Rockwell Automation, Inc.	940	109,030
Roper Industries, Inc.	691	118,852
The ADT Corp.	1,182	49,077
Tyco International PLC	2,896	124,702
Waters Corp.(1)	580	72,106
		788,159
Scientific Instruments: Electrical — 0.3%
AMETEK, Inc.	1,665	87,479
Emerson Electric Co.	4,732	267,926
		355,405
Scientific Instruments: Pollution Control — 0.3%
Pentair PLC	1,260	79,241
Republic Services, Inc.	1,732	70,250
Waste Management, Inc.	2,947	159,816
Xylem, Inc.	1,261	44,160
		353,467
Securities Brokerage & Services — 0.6%
CME Group, Inc.	2,190	207,415
E*TRADE Financial Corp.(1)	1,993	56,910
Intercontinental Exchange, Inc.	774	180,551
The Charles Schwab Corp.	7,967	242,516
The NASDAQ OMX Group, Inc.	816	41,567
		728,959
Semiconductors & Components — 2.1%
Altera Corp.	2,078	89,167
Analog Devices, Inc.	2,154	135,702
Avago Technologies Ltd.	1,771	224,881
Broadcom Corp., Class A	3,764	162,962
Intel Corp.	32,706	1,022,717
Linear Technology Corp.	1,647	77,080
Microchip Technology, Inc.	1,384	67,678
Micron Technology, Inc.(1)	7,439	201,820
NVIDIA Corp.	3,572	74,744
Skyworks Solutions, Inc.	1,317	129,448
Texas Instruments, Inc.	7,232	413,562
Xilinx, Inc.	1,806	76,394
		2,676,155
Specialty Retail — 2.5%
AutoNation, Inc.(1)	517	33,259
AutoZone, Inc.(1)	221	150,757
Bed, Bath & Beyond, Inc.(1)	1,279	98,195
Best Buy Co., Inc.	2,014	76,109
CarMax, Inc.(1)	1,451	100,134
GameStop Corp., Class A	751	28,508
L Brands, Inc.	1,695	159,822
Lowe’s Companies, Inc.	6,719	499,826
Netflix, Inc.(1)	415	172,926
O’Reilly Automotive, Inc.(1)	702	151,800
Ross Stores, Inc.	1,430	150,665
Staples, Inc.	4,427	72,094
The Gap, Inc.	1,832	79,381
The Home Depot, Inc.	9,101	1,033,965

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
The TJX Companies, Inc.	4,715	$330,286
Tractor Supply Co.	941	80,041
Urban Outfitters, Inc.(1)	693	31,635
		3,249,403
Steel — 0.1%
Allegheny Technologies, Inc.	751	22,537
Nucor Corp.	2,201	104,614
		127,151
Telecommunications Equipment — 0.1%
Motorola Solutions, Inc.	1,317	87,804
		87,804
Textiles, Apparel & Shoes — 0.9%
Coach, Inc.	1,906	78,966
Hanesbrands, Inc.	2,767	92,722
Michael Kors Holdings Ltd.(1)	1,387	91,195
NIKE, Inc., Class B	4,829	484,494
PVH Corp.	569	60,633
Ralph Lauren Corp.	419	55,098
Under Armour, Inc., Class A(1)	1,149	92,782
VF Corp.	2,365	178,108
		1,133,998
Tobacco — 1.4%
Altria Group, Inc.	13,600	680,272
Lorillard, Inc.	2,485	162,395
Philip Morris International, Inc.	10,683	804,750
Reynolds American, Inc.	2,127	146,572
		1,793,989
Toys — 0.1%
Hasbro, Inc.	782	49,454
Mattel, Inc.	2,344	53,560
		103,014
Transportation Miscellaneous — 0.4%
Expeditors International of Washington, Inc.	1,325	63,838
United Parcel Service, Inc., Class B	4,800	465,312
		529,150
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,016	74,392
		74,392
Utilities: Electrical — 2.6%
AES Corp.	4,465	57,375
Ameren Corp.	1,675	70,685
American Electric Power Co., Inc.	3,384	190,350
CMS Energy Corp.	1,898	66,259
Consolidated Edison, Inc.	2,022	123,342
Dominion Resources, Inc.	4,061	287,803
DTE Energy Co.	1,222	98,603
Duke Energy Corp.	4,893	375,685
Edison International	2,249	140,495
Entergy Corp.	1,240	96,088
Eversource Energy	2,191	110,689
Exelon Corp.	5,946	199,845
FirstEnergy Corp.	2,911	102,060
NextEra Energy, Inc.	3,062	318,601
NRG Energy, Inc.	2,331	58,718
Pepco Holdings, Inc.	1,745	46,818
PG&E Corp.	3,287	174,441
Pinnacle West Capital Corp.	762	48,578
PPL Corp.	4,601	154,870
Public Service Enterprise Group, Inc.	3,492	146,385

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2015 (unaudited)	Shares	Value
SCANA Corp.	981	$53,945
TECO Energy, Inc.	1,623	31,486
The Southern Co.	6,283	278,211
Wisconsin Energy Corp.	1,557	77,072
Xcel Energy, Inc.	3,498	121,765
		3,430,169
Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	825	40,961
CenterPoint Energy, Inc.	2,967	60,557
NiSource, Inc.	2,177	96,136
Sempra Energy	1,596	173,996
		371,650
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	552	39,755
		39,755
Utilities: Telecommunications — 2.2%
AT&T, Inc.(2)	35,843	1,170,274
CenturyLink, Inc.	3,913	135,194
Frontier Communications Corp.	6,916	48,758
Level 3 Communications, Inc.(1)	1,980	106,603
Verizon Communications, Inc.	28,687	1,395,049
Windstream Holdings, Inc.	4,160	30,784
		2,886,662
Total Common Stocks (Cost $51,827,196)		126,410,805

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Note 3.125% due 5/15/2019	$145,000	155,988
Total U.S. Government Securities (Cost $143,560)		155,988

	Principal Amount	Value
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 3/31/2015, maturity value of $2,613,000, due 4/1/2015(3)	2,613,000	2,613,000
Total Repurchase Agreements (Cost $2,613,000)		2,613,000
Total Investments — 99.6% (Cost $54,583,756)		129,179,793
Other Assets, Net — 0.4%		509,914
Total Net Assets — 100.0%		$129,689,707

(1)	Non-income-producing security.
(2)	Securities are segregated to cover anticipated or existing derivative positions.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	5/15/2024	$2,670,188

The table below presents futures contracts as of March 31, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	28	6/19/2015	$2,885	$1,686

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$126,410,805	$—	$—	$126,410,805
U.S. Government Securities	—	155,988	—	155,988
Repurchase Agreements	—	2,613,000	—	2,613,000
Other Financial Instruments:
Financial Futures Contracts	1,686	—	—	1,686

Total	$126,412,491	$2,768,988	$—	$129,181,479

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2015, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Large Cap Alpha VIP Series	$953,538,029	$171,097,692	$193,675,385	$(22,577,693)
RS Small Cap Growth Equity VIP Series	95,326,538	28,996,703	31,740,668	(2,743,965)
RS International VIP Series	199,594,705	6,975,763	12,527,077	(5,551,314)
RS Emerging Markets VIP Series	55,443,419	4,947,729	7,313,720	(2,365,991)
RS Investment Quality Bond VIP Series	787,203,400	23,545,084	30,025,252	(6,480,168)
RS Low Duration Bond VIP Series	270,735,840	(1,563,749)	1,017,039	(2,580,788)
RS High Yield VIP Series	46,278,595	(1,418,187)	441,434	(1,859,621)
RS Money Market VIP Series	99,930,607	—	—	—
RS S&P 500 Index VIP Series	61,123,260	68,056,533	68,867,304	(810,771)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three months ended March 31, 2015, the Funds held securities classified as Level 3. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all.Transfers into and out of each level of the fair value hierarchy for the three months ended March 31, 2015 were as follows:

	Transfers	Transfers	Transfers	Transfers	Transfers	Transfers
	into	(out) of	into	(out) of	into	(out) of
	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
RS International VIP Series
Common Stocks	$—	$(1,353,605)	$1,353,605	$—	$—	$—
RS Emerging Markets VIP Series
Common Stocks	$371,005	$(1,008,383)	$695,218	$(371,005)	$699,569	$(386,404)

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at March 31, 2015.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond VIP Series	Financial Futures Contracts	$738,268
RS Low Duration Bond VIP Series	Financial Futures Contracts	92,372
RS S&P 500 Index VIP Series	Financial Futures Contracts	1,686

RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series used exchange-traded Treasury futures to manage interest rate exposure. RS S&P 500 Index VIP Series entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 27, 2015

By:	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date:	May 27, 2015